             As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 002-73432
                                                       '40 Act File No. 811-2662
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 27      [x]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 28              [x]


                              MFS VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)



       This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, and the Financial Statements.


It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485


If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                              MFS VARIABLE ACCOUNT

                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.     Undertakings................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its MFS Variable Account


                  The date of this prospectus is May 1, 2001.


--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

-     Massachusetts Investors Growth Stock Fund - Class A

-     Massachusetts Investors Trust - Class A

-     MFS(R) Bond Fund - Class A

-     MFS(R) Emerging Growth Fund - Class A

-     MFS(R) Global Governments Fund - Class A

-     MFS(R) Growth Opportunities Fund - Class A

-     MFS(R) High Income Fund - Class A*

-     MFS(R) Research Fund - Class A

-     MFS(R) Series Trust IV - MFS(R)  Money Market Fund

-     MFS(R) Total Return Fund - Class A

-     Nationwide Separate Account Trust - Money Market Fund

*This underlying mutual fund may invest in lower quality debt securities commonly call junk bonds.

Purchase payments not invested in the underlying mutual fund options of the MFS Variable Account ("variable account") may be allocated to the fixed account.


The Statement of Additional Information (May 1, 2001) which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 32.


For general information or to obtain FREE copies of the:

   -  Statement of Additional Information;
   -  prospectus, annual or semi-annual report for any underlying mutual fund;
      or
   -  required Nationwide forms,

call:         1-800-243-6295
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182356
       COLUMBUS, OHIO 43218-2356

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:


                                   www.sec.gov

THIS ANNUITY:


   -  IS NOT A BANK DEPOSIT
   -  IS NOT FDIC INSURED
   -  IS NOT INSURED OR ENDORSED BY A BANK OR BY ANY FEDERAL GOVERNMENT AGENCY
   -  IS NOT AVAILABLE IN EVERY STATE
   -  MAY GO DOWN IN VALUE.


Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- MFS Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF CONTRACT EXPENSES.......................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................

FINANCIAL STATEMENTS...............................

CONDENSED FINANCIAL INFORMATION....................

NATIONWIDE LIFE INSURANCE COMPANY..................

GENERAL DISTRIBUTOR................................

TYPES OF CONTRACTS.................................
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS.............................
     Contract Maintenance Charge
     Mortality and Expense Risk Charges
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP.................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value

     Transfers Prior to Annuitization


     Transfers After Annuitization


     Transfer Requests


RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................

     Partial Surrenders (Partial Redemptions)


     Full Surrender (Full Redemptions)

     Surrenders Under a Qualified Plan or Tax Sheltered Annuity


LOAN PRIVILEGE.....................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default


ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Qualified Plans and Tax Sheltered Annuities Required Distributions for Individual Retirement Annuities and SEP IRAs

     New Minimum Required Distribution Rules


FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................


ADVERTISING........................................


TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION......................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.

APPENDIX B: CONDENSED FINANCIAL INFORMATION........

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
the lesser of purchase payments or
amount surrendered).............................5%(1)


Range of CDSC over time:



  Number of Completed Years               CDSC
from Date of Purchase Payment          Percentage
-------------------------------------------------
               0                           5%
-------------------------------------------------
               1                           5%
-------------------------------------------------
               2                           5%
-------------------------------------------------
               3                           5%
-------------------------------------------------
               4                           5%
-------------------------------------------------
               5                           5%
-------------------------------------------------
               6                           5%
-------------------------------------------------
               7                           5%
-------------------------------------------------
               8                           5%
-------------------------------------------------



(1)Each contract year, the contract owner may withdraw without a CDSC any amount withdrawn to meet the minimum distribution requirements under the Internal Revenue Code. Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:


   a) 10% of all purchase payments made to the contract; or

   b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").


The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities or contracts issued to fund qualified plans.


ANNUAL CONTRACT MAINTENANCE CHARGE..........  $30(2)

VARIABLE ACCOUNT CHARGES(3)


(annualized rate of variable account charges as a percentage of daily net assets)



Mortality and Expense Risk Charges............1.30%
     Total Variable Account Charges...........1.30%

(2)The Contract Maintenance Charge is deducted on each contract anniversary and on the date of surrender upon full surrender of the contract.


(3)The variable account charges are taken on a daily basis equal to an annualized rate of 1.30%. The variable account charges only to sub-account allocations. They do not apply to allocations made to the fixed account.


MAXIMUM LOAN PROCESSING FEE.................  $25


Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)


                                                           Management       Other         12b-1       Total Mutual
                                                              Fees         Expenses        Fees      Fund Expenses
------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A          0.33%          0.17%         0.35%          0.85%
------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Trust - Class A                      0.33%          0.19%         0.35%          0.87%
------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund - Class A                                   0.39%          0.23%         0.30%          0.92%
------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Growth Fund - Class A                        0.66%          0.17%         0.25%          1.08%
------------------------------------------------------------------------------------------------------------------
MFS(R) Global Governments Fund - Class A                     0.75%          0.41%         0.23%          1.39%
------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A                   0.42%          0.19%         0.19%          0.80%
------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                            0.46%          0.22%         0.30%          0.98%
------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund - Class A                               0.43%          0.18%         0.35%          0.96%
------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust IV - MFS(R) Money Market Fund            0.43%          0.23%         0.00%          0.66%
------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Fund - Class A                           0.35%          0.19%         0.35%          0.89%
------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Money Market Fund        0.39%          0.16%         0.00%          0.55%
------------------------------------------------------------------------------------------------------------------


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.


One underlying mutual fund is subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such fund without fee waivers and expense reimbursements.



                                                           Management       Other         12b-1       Total Mutual
                                                              Fees         Expenses        Fees      Fund Expenses
------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Money Market Fund        0.39%          0.22%         0.00%          0.61%
------------------------------------------------------------------------------------------------------------------

EXAMPLE


The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.


These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects a 5% CDSC charge for a period of 8 years variable account charge of 1.30%. In addition, the example reflects the Contract Maintenance charge expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.



                                  If you surrender your Contract    If you do not surrender your     If you annuitize your Contract
                                   at the end of the applicable      Contract at the end of the       at the end of the applicable
                                          time period                  applicable time period                time period
                                  ------------------------------    -----------------------------    ------------------------------
                                  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                                  -----  ------  ------  -------    -----  -----  ------  -------    -----  ------  ------  -------
Massachusetts Investors             73     116    161      260        23    71      121     260        *      71     121      260
Growth Stock Fund - Class A
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Trust       73     116    162      262        23    71      122     262        *      71     122      262
- Class A
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund - Class A          74     118    165      267        24    73      125     267        *      73     125      267
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Growth Fund -       75     123    173      284        25    78      133     284        *      78     133      284
Class A
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Global Governments           79     133    190      316        29    88      150     316        *      88     150      316
Fund - Class A
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities         72     114    159      255        22    69      119     255        *      69     119      255
Fund - Class A
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund -           74     120    168      274        24    75      128     274        *      75     128      274
Class A
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund - Class A      74     119    167      272        24    74      127     272        *      74     127      272
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust IV -            71     110    151      240        21    65      111     240        *      65     111      240
MFS(R) Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Fund -          73     117    163      264        23    72      123     264        *      72     123      264
Class A
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account         70     106    145      228        20    61      105     228        *      61     105      228
Trust - Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts.

The contracts can be categorized as:


   -  Non-Qualified Contracts;


   -  Individual Retirement Annuities;

   -  SEP IRAs;

   -  Tax Sheltered Annuities; or


   -  Qualified Plans.


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                      MINIMUM INITIAL      MINIMUM
     CONTRACT            PURCHASE         SUBSEQUENT
       TYPE              PAYMENT           PAYMENTS
----------------------------------------------------
Non-Qualified             $1,500              $0
----------------------------------------------------
IRA                         $0                $0
----------------------------------------------------
SEP IRA                     $0                $0
----------------------------------------------------
Tax Sheltered               $0                $0
Annuity
----------------------------------------------------
Qualified                   $0                $0
----------------------------------------------------

CHARGES AND EXPENSES


Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.30% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").



A $30 Contract Maintenance Charge is assessed against each contract on the contract anniversary and on the date of surrender when the contract is surrendered in full (see "Contract Maintenance Charge").



Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed the lesser of:


   (1)  5% of the amount surrendered; or

   (2) 5% of the total of all purchase payments made within 8 years of the surrender date.

ANNUITY PAYMENTS


Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").


TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION


The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and charges assessed to the variable account (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Clarendon Insurance Agency, Inc., 200 Berkeley Street, Boston, Massachusetts, 02116, an affiliate of Massachusetts Financial Services Company.

TYPES OF CONTRACTS


The types of contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations and other features of the contracts will differ depending on the type of contract.


NON-QUALIFIED CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within the statutory period.

Non-Qualified Annuity contracts that are owned by natural persons can defer the incidence of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)


IRAs are contracts which satisfy the following requirements:


-     the contract is not transferable by the owner;

-     the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2;

-     the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contribution from other IRAs, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement that should have been received when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

-     minimum participation rules;

-     top-heavy contribution rules;

-     nondiscriminatory allocation rules; and

-     requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

MFS Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts, each corresponds to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Individual Retirement Annuities, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts.



The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.


Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.


- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $30 Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option at the time of the withdrawal as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.30% of the daily net assets of the variable account.


The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk charges also compensate Nationwide for risks assumed in connection with the death benefit.



The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.


If these charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.

The CDSC will not exceed the lesser of:

   (1) 5% of the amount surrendered; or

   (2) 5% of the total of all purchase payments made within 8 years of the surrender date.


The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the lesser of the amount surrendered or the total of all purchase payments made within 8 years of the surrender request.


For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)


The CDSC applies as follows:



  Number of Completed Years                 CDSC
from Date of Purchase Payment            Percentage
---------------------------------------------------
              0                              5%
---------------------------------------------------
              1                              5%
---------------------------------------------------
              2                              5%
---------------------------------------------------
              3                              5%
---------------------------------------------------
              4                              5%
---------------------------------------------------
              5                              5%
---------------------------------------------------
              6                              5%
---------------------------------------------------
              7                              5%
---------------------------------------------------
              8                              5%
---------------------------------------------------



The CDSC is used to cover sales expenses, including commissions (maximum of 4.00% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59-1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge


Each contract year, the contract owner may withdraw without a CDSC any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.



Beginning with the second contract year, the contract owner may withdraw without a CDSC the greater of:


   (a) 10% of all purchase payments; or

   (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

   (1) upon the annuitization of contracts which have been in force for at least two years;

   (2) upon payment of a death benefit; or

   (3) from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account.

Nationwide will waive the CDSC on contracts purchased by:

- an officer, director, partner or employee of the general distributor, Clarendon Insurance Agency, Inc. (an affiliate of Massachusetts Financial Services Company); or

- an officer, director, partner or employee of any firm affiliated with Clarendon Insurance Agency, Inc.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

   (1) the time the contract is surrendered;

   (2) annuitization; or

   (3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

   -  on a Nationwide form;

   -  signed by the contract owner; and

   -  received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

   -  joint owners can only be named for Non-Qualified Contracts;

   - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

   - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

   - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

   - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY


The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.


The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                      MINIMUM INITIAL      MINIMUM
     CONTRACT            PURCHASE         SUBSEQUENT
       TYPE              PAYMENT           PAYMENTS
----------------------------------------------------
Non-Qualified             $1,500              $0
----------------------------------------------------
IRA                         $0                $0
----------------------------------------------------
SEP IRA                     $0                $0
----------------------------------------------------
Tax Sheltered               $0                $0
Annuity
----------------------------------------------------
Qualified                   $0                $0
----------------------------------------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed on the following nationally recognized holidays:

- New Year's Day                   - Independence Day
- Martin Luther King, Jr. Day      - Labor Day
- Presidents' Day                  - Thanksgiving
- Good Friday                      - Christmas
- Memorial Day

Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

   (1) the value of amounts allocated to the sub-accounts of the variable account; and

   (2) amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:


   (a) is the sum of:


      (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and


      (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);


   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

   (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

   (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

   (2) adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an

Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocations reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS


Nationwide will accept transfer requests in writing or, in those states that allow, over the telephone and/or internet. Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine and will not be liable for following any instructions that it reasonably determined to be genuine.



Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.


Amounts transferred to the variable account will receive the accumulation unit value next determined after the request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney
Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

      a)    the amount requested; or

      b)    the remaining contract value.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value.

FULL SURRENDERS (FULL REDEMPTIONS)


The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges, the Contract Maintenance Charge, and the investment performance of the underlying mutual funds. A CDSC may apply.



Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Plan or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code
      Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

      1. when the contract owner reaches age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

      2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.    The surrender limitations described in Section A also apply to:

      1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

      2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

      3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Plan terms and the Internal Revenue Code may modify surrender provisions when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT     MAXIMUM OUTSTANDING
                 VALUES       LOAN BALANCE ALLOWED
---------------------------------------------------------
NON-ERISA        up to        up to 80% of contract value
PLANS            $20,000      (not more than $10,000)
---------------------------------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------------------------------------------------
ERISA            All          up to 50% of contract value
PLANS                         (not more than $50,000*)
---------------------------------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.


MAXIMUM LOAN PROCESSING FEE



Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.


The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

   -  the contract is surrendered;

   -  the contract owner/annuitant dies;

   -  the contract owner who is not the annuitant dies prior to annuitization;
      or

   -  annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a

Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the NSAT Money Market Fund to any other underlying mutual fund. Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

   1) 10% of all purchase payments made to the contract as of the withdrawal date; or

   2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59-1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE


The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:



-     the age (or date) specified in your contract; or



-     the age (or date) specified by state law, where applicable.



If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.



The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   (1) an annuity payment option; and

   (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.


The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:


   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.


The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:


   (1) deducting applicable premium taxes from the total contract value; then

   (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit


Annuity unit values for sub-accounts are determined by:



1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then



2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.



Assumed Investment Rate



An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.


Exchanges among Underlying Mutual Funds


Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

   - the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

   - an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

      The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contact owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

For contracts issued on or after January 19, 1985, distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

   (1) in a lump sum;

   (2) as an annuity; or

   (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

   (1) proper proof of the annuitant's death;

   (2) an election specifying the distribution method; and

   (3) any state required form(s).

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   1) the total of all purchase payments, less any amounts surrendered; or

   2) the contract value.

However, if the annuitization date is deferred beyond the annuitant's 75th birthday, the death benefit will be the contract value.

REQUIRED DISTRIBUTIONS


Any distribution paid that is not due to payment of the death benefit may be subject to a CDSC.


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS


Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:


   1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

   2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

      a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.

         Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

      b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

   a) the death of the annuitant will be treated as the death of a contract owner;

   b) any change of annuitant will be treated as the death of a contract owner; and

   c) in either case, the appropriate distribution will be made upon the death or change, as the case may be. The annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Internal Revenue Code.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES


Distributions from Qualified Plans or Tax Sheltered Annuities will be made in accordance with the Minimum Distribution and Incidental Benefit provisions of
Section 401(a)(9) of the Internal Revenue Code.

Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

   a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

   b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

   a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70-1/2; or

   b) the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70-1/2.

Payments beginning on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the annuitant by the annuitant's life expectancy or the joint life expectancies of the annuitant and the annuitant's designated beneficiary (if the annuitant dies before the required beginning date) or the beneficiary under the selected annuity payment option (if the annuitant dies after the required beginning date), whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by using return multiples contained in Section 1.72-9 of the Treasury Regulations.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

   a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70-1/2; or

   b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND SEP IRAS

Distributions from an Individual Retirement Annuity or a SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

   a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

   b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

      1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

      2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70-1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA, or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section a) i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior nontaxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.


NEW MINIMUM REQUIRED DISTRIBUTION RULES



In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.



The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:



   a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and



   b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.



These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.



In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70-1/2).


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-     the type of contract purchased;

-     the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Annuity contracts are often purchased with the expectation that investment earnings will be taxable only upon withdrawal from the contract (tax-deferral). In some cases, tax-deferral may apply as a result of the type of contract purchased. In other cases, tax-deferral may apply, but only as a result of the contract being purchased by certain tax qualified or tax advantaged plans - such plans are typically permitted to purchase other investments besides annuities and retain tax-deferred status.


The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.


The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-     IRAs;

-     SEP IRAs;

-     Tax Sheltered Annuities; and

-     "Non-Qualified Annuities."

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-     made to a beneficiary on or after the death of the owner;


- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);


- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-     used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-     made to a beneficiary on or after the death of the owner;


- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);


- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-     for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59-1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-     the result of a contract owner's death;


- the result of a contract owner's disability (as defined in the Internal Revenue Code);


- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-     is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

- the distribution is made directly to another Tax Sheltered Annuity or an IRA; or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.


In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:



- if the payee does not provide Nationwide with a taxpayer identification number; or



- if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.



If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

   1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

   2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

   1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

   2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

   -  a transfer of the contract from one contract owner to another; or

   -  a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

   a) an individual who is two or more generations younger than the contract owner; or

   b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION


Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:


   -  the failure to diversify was accidental;

   -  the failure is corrected; and

   -  a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES


The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

   -  statements showing the contract's quarterly activity;

   - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

   - semi-annual reports as of June 30 containing financial statements for the variable account; and

   - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Clarendon Insurance Agency, Inc., is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   -  precious metals;
   -  real estate;
   -  stocks and bonds;
   -  closed-end funds;
   -  bank money market deposit accounts and passbook savings;
   -  CDs; and
   -  the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   -  S&P 500;
   -  Shearson/Lehman Intermediate Government/Corporate Bond Index;
   -  Shearson/Lehman Long-Term Government/Corporate Bond Index;
   -  Donoghue Money Fund Average;
   -  U.S. Treasury Note Index;
   -  Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and
   -  Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   -  Lipper Analytical Services, Inc.;
   -  CDA/Wiesenberger;
   -  Morningstar;
   -  Donoghue's;
   -  magazines such as:
      -  Money;
      -  Forbes;
      -  Kiplinger's Personal Finance Magazine;
      -  Financial World;
      -  Consumer Reports;
      -  Business Week;
      -  Time;
      -  Newsweek;
      -  National Underwriter;
      -  News and World Report;
   -  LIMRA;
   -  Value;
   -  Best's Agent Guide;
   -  Western Annuity Guide;
   -  Comparative Annuity Reports;
   -  Wall Street Journal;
   -  Barron's;
   -  Investor's Daily;
   -  Standard & Poor's Outlook; and
   -  Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract.

Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average total return, calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized average total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Non-standardized return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is non-annualized.


The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.




            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculations of Yield Quotations of Money Market Sub-Accounts..................2
Annuity Payments...............................................................2
Financial Statements...........................................................3

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

Investment Objective: To provide long-term growth of capital and future income rather than current income return. To achieve this objective, it is the policy of the Fund to keep its assets invested, except for working cash balances, in the common stocks, or securities convertible into common stocks, of companies believed by the management to possess better-than-average prospects for long-term growth. Emphasis is placed on the selection of progressive, well-managed companies. The Fund's investment adviser is Massachusetts Financial Service Company.

MASSACHUSETTS INVESTORS TRUST - CLASS A

Investment Objective: To provide reasonable current income and long-term growth of capital and income. The Fund is believed to constitute a conservative medium for that portion of an investor's capital which he wishes to have invested in common stocks considered to be high or improving investment quality. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) BOND FUND - CLASS A

Investment Objective: To provide a high level of current income for distribution to investors as is believed to be consistent with prudent investment risk. An additional objective is to seek protection of investor's capital. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) EMERGING GROWTH FUND - CLASS A

Investment Objective: To seek long-term growth of capital. The selection of securities is made solely on the basis of potential for growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The Fund's investment adviser is Massachusetts Financial Service Company.

The contract owner may allocate to the Fund purchase payments (or contract value attributable to purchase payments) made on or after January 1, 1981.

MFS(R) GLOBAL GOVERNMENTS FUND - CLASS A

Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. See "Special Considerations" section in the MFI-B Prospectus. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

Investment Objective: To seek growth of capital. The selection of securities is made solely on the basis of potential for capital appreciation. Dividend income, if any, is incidental to the objective of growth capital. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) HIGH INCOME FUND - CLASS A

Investment Objective: To seek high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by the Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the higher rating categories. Capital growth is a consideration incidental to the investment objective of high current income. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) RESEARCH FUND - CLASS A

Investment Objective: To provide long-term growth of capital and future income. As a secondary objective the Fund will attempt to provide more current dividend income than is normally obtainable from a portfolio of growth stocks only. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS SERIES TRUST IV - MFS(R) MONEY MARKET FUND

Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The Fund intends to invest in money market instruments, including United States government securities, obligations of the larger banks, prime commercial paper and high-grade, short-term corporate obligations. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) TOTAL RETURN FUND - CLASS A

Investment Objective: To obtain above-average income consistent with what management believes to be prudent employment of capital. While current income is the primary objective, the Fund believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may possess growth potential. The Fund's investment adviser is Massachusetts Financial Service Company.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

      MONEY MARKET FUND
      Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

APPENDIX B: CONDENSED FINANCIAL INFORMATION


---------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL               ACCUMULATION           ACCUMULATION           PERCENT CHANGE IN      NUMBER OF            YEAR
FUND                            UNIT VALUE AT          UNIT VALUE AT END      ACCUMULATION           ACCUMULATION
                                BEGINNING OF           PERIOD                 UNIT VALUE             UNITS AT END OF
                                PERIOD                                                               PERIOD
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts                     345.910511           317.729161               -8.15%                          0         2000
                                -------------------------------------------------------------------------------------------------
Investors Growth                  251.811030           345.910511               37.37%                          0         1999
                                -------------------------------------------------------------------------------------------------
Stock Fund - Class A -            181.683346           251.811030               38.60%                          0         1998
                                -------------------------------------------------------------------------------------------------
Q                                 123.869113           181.683346               46.65%                          0         1997
                                -------------------------------------------------------------------------------------------------
                                  101.860531           123.869113               21.61%                          0         1996
                                -------------------------------------------------------------------------------------------------
                                   80.166185           101.860531               27.06%                          0         1995
                                -------------------------------------------------------------------------------------------------
                                   86.815888            80.166185               -7.66%                          0         1994
                                -------------------------------------------------------------------------------------------------
                                   76.611479            86.815888               13.32%                          0         1993
                                -------------------------------------------------------------------------------------------------
                                   72.701980            76.611479                5.38%                        582         1992
                                -------------------------------------------------------------------------------------------------
                                   49.712553            72.701980               46.24%                        583         1991
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts                     264.338201           242.802557               -8.15%                        283         2000
                                -------------------------------------------------------------------------------------------------
Investors Growth                  192.429178           264.338201               37.37%                        706         1999
                                -------------------------------------------------------------------------------------------------
Stock Fund - Class A -            138.838952           192.429178               38.60%                        825         1998
                                -------------------------------------------------------------------------------------------------
NQ                                 94.658415           138.838952               46.67%                        850         1997
                                -------------------------------------------------------------------------------------------------
                                   77.839871            94.658415               21.61%                        498         1996
                                -------------------------------------------------------------------------------------------------
                                   61.261465            77.839871               27.06%                      1,043         1995
                                -------------------------------------------------------------------------------------------------
                                   66.343035            61.261465               -7.66%                      1,043         1994
                                -------------------------------------------------------------------------------------------------
                                   58.545028            66.343035               13.32%                      2,615         1993
                                -------------------------------------------------------------------------------------------------
                                   55.557463            58.545028                5.38%                      2,874         1992
                                -------------------------------------------------------------------------------------------------
                                   37.989389            55.557463               46.24%                      3,000         1991
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts                     277.213327           253.861108               -8.42%                    264,430         2000
                                -------------------------------------------------------------------------------------------------
Investors Growth                  202.414393           277.213327               36.95%                    281,457         1999
                                -------------------------------------------------------------------------------------------------
Stock Fund - Class A -            146.486721           202.414393               38.18%                    280,157         1998
                                -------------------------------------------------------------------------------------------------
QS                                100.175691           146.486721               46.23%                    289,531         1997
                                -------------------------------------------------------------------------------------------------
                                   82.628565           100.175691               21.24%                    297,134         1996
                                -------------------------------------------------------------------------------------------------
                                   65.227303            82.628565               26.68%                    333,893         1995
                                -------------------------------------------------------------------------------------------------
                                   70.852048            65.227303               -7.94%                    375,617         1994
                                -------------------------------------------------------------------------------------------------
                                   62.713932            70.852048               12.98%                    411,227         1993
                                -------------------------------------------------------------------------------------------------
                                   59.694705            62.713932                5.06%                    450,956         1992
                                -------------------------------------------------------------------------------------------------
                                   40.942088            59.694705               45.80%                    472,708         1991
---------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION          ACCUMULATION          PERCENT CHANGE IN     NUMBER OF            YEAR
FUND                      UNIT VALUE AT         UNIT VALUE AT END     ACCUMULATION          ACCUMULATION
                          BEGINNING OF          OF PERIOD             UNIT VALUE            UNITS AT END OF
                          PERIOD                                                            PERIOD
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Massachusetts               235.229678          215.414123              -8.42%                    92,890          2000
                          -----------------------------------------------------------------------------------------------
Investors Growth            171.758959          235.229678              36.95%                    98,328          1999
                          -----------------------------------------------------------------------------------------------
Stock Fund - Class A -      124.301472          171.758959              38.18%                    95,701          1998
                          -----------------------------------------------------------------------------------------------
NQS                          85.004193          124.301472              46.23%                    88,204          1997
                          -----------------------------------------------------------------------------------------------
                             70.114570           85.004193              21.24%                    86,801          1996
                          -----------------------------------------------------------------------------------------------
                             55.348697           70.114570              26.68%                   102,114          1995
                          -----------------------------------------------------------------------------------------------
                             60.121583           55.348697              -7.94%                   116,628          1994
                          -----------------------------------------------------------------------------------------------
                             53.215976           60.121583              12.98%                   132,123          1993
                          -----------------------------------------------------------------------------------------------
                             50.654002           53.215976               5.06%                   154,986          1992
                          -----------------------------------------------------------------------------------------------
                             34.741451           50.654002              45.80%                   119,500          1991
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Massachusetts               256.252391          234.665902              -8.42%                     4,035          2000
                          -----------------------------------------------------------------------------------------------
Investors Growth            187.109241          256.252391              36.95%                     3,994          1999
                          -----------------------------------------------------------------------------------------------
Stock Fund - Class A -      135.410415          187.109241              38.18%                     3,999          1998
                          -----------------------------------------------------------------------------------------------
NQS                          92.601102          135.410415              46.23%                     4,090          1997
                          -----------------------------------------------------------------------------------------------
(81-225)                     76.380777           92.601102              21.24%                     5,470          1996
                          -----------------------------------------------------------------------------------------------
                             60.295273           76.380777              26.68%                     5,945          1995
                          -----------------------------------------------------------------------------------------------
                             65.494712           60.295273              -7.94%                     2,505          1994
                          -----------------------------------------------------------------------------------------------
                             57.971950           65.494712              12.98%                     3,382          1993
                          -----------------------------------------------------------------------------------------------
                             55.181022           57.971950               5.06%                     7,430          1992
                          -----------------------------------------------------------------------------------------------
                             37.846336           55.181022              45.80%                     6,225          1991
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Massachusetts               211.541786          208.725277              -1.33%                         0          2000
                          -----------------------------------------------------------------------------------------------
Investors Trust - Class     199.782164          211.541786               5.89%                         0          1999
                          -----------------------------------------------------------------------------------------------
A-Q                         164.129808          199.782164              21.72%                         0          1998
                          -----------------------------------------------------------------------------------------------
                            125.889283          164.129808              30.38%                        16          1997
                          -----------------------------------------------------------------------------------------------
                            101.007177          125.889283              24.63%                        16          1996
                          -----------------------------------------------------------------------------------------------
                             73.217470          101.007177              37.96%                        16          1995
                          -----------------------------------------------------------------------------------------------
                             74.716077           73.217470              -2.01%                        17          1994
                          -----------------------------------------------------------------------------------------------
                             68.591640           74.716077               8.93%                        17          1993
                          -----------------------------------------------------------------------------------------------
                             64.520969           68.591640               6.31%                        17          1992
                          -----------------------------------------------------------------------------------------------
                             51.047405           64.520969              26.39%                        17          1991
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL               ACCUMULATION          ACCUMULATION          PERCENT CHANGE IN     NUMBER OF              YEAR
FUND                            UNIT VALUE AT         UNIT VALUE AT END     ACCUMULATION          ACCUMULATION
                                BEGINNING OF          OF PERIOD             UNIT VALUE            UNITS AT END OF
                                PERIOD                                                            PERIOD
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts                      199.617423          196.959680              -1.33%                         0          2000
                                ------------------------------------------------------------------------------------------------
Investors Trust - Class            188.520679          199.617423               5.89%                       289          1999
                                ------------------------------------------------------------------------------------------------
A - NQ                             154.878002          188.520679              21.72%                       289          1998
                                ------------------------------------------------------------------------------------------------
                                   118.793035          154.878002              30.38%                       289          1997
                                ------------------------------------------------------------------------------------------------
                                    95.313498          118.793035              24.63%                         0          1996
                                ------------------------------------------------------------------------------------------------
                                    69.090265           95.313498              37.96%                         0          1995
                                ------------------------------------------------------------------------------------------------
                                    70.504398           69.090265              -2.01%                         0          1994
                                ------------------------------------------------------------------------------------------------
                                    64.725197           70.504398               8.93%                        33          1993
                                ------------------------------------------------------------------------------------------------
                                    60.883987           64.725197               6.31%                        33          1992
                                ------------------------------------------------------------------------------------------------
                                    48.169920           60.883987              26.39%                         0          1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts                      168.230713          165.490844              -1.63%                   181,190          2000
                                ------------------------------------------------------------------------------------------------
Investors Trust - Class            159.361559          168.230713               5.57%                   235,642          1999
                                ------------------------------------------------------------------------------------------------
A - QS                             131.320106          159.361559              21.35%                   278,446          1998
                                ------------------------------------------------------------------------------------------------
                                   101.029680          131.320106              29.98%                   312,848          1997
                                ------------------------------------------------------------------------------------------------
                                    81.308640          101.029680              24.25%                   331,572          1996
                                ------------------------------------------------------------------------------------------------
                                    59.116939           81.308640              37.54%                   350,277          1995
                                ------------------------------------------------------------------------------------------------
                                    60.509797           59.116939              -2.30%                   373,587          1994
                                ------------------------------------------------------------------------------------------------
                                    55.718475           60.509797               8.60%                   402,085          1993
                                ------------------------------------------------------------------------------------------------
                                    52.571200           55.718475               5.99%                   438,578          1992
                                ------------------------------------------------------------------------------------------------
                                    41.719131           52.571200              26.01%                   470,627          1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts                      150.943364          148.485046              -1.63%                    54,802          2000
                                ------------------------------------------------------------------------------------------------
Investors Trust - Class            142.985600          150.943364               5.57%                    63,779          1999
                                ------------------------------------------------------------------------------------------------
A - NQS                            117.825672          142.985600              21.35%                    83,119          1998
                                ------------------------------------------------------------------------------------------------
                                    90.647891          117.825672              29.98%                   103,123          1997
                                ------------------------------------------------------------------------------------------------
                                    72.953374           90.647891              24.25%                    96,073          1996
                                ------------------------------------------------------------------------------------------------
                                    53.042089           72.953374              37.54%                   100,239          1995
                                ------------------------------------------------------------------------------------------------
                                    54.291825           53.042089              -2.30%                    87,519          1994
                                ------------------------------------------------------------------------------------------------
                                    49.992851           54.291825               8.60%                    95,048          1993
                                ------------------------------------------------------------------------------------------------
                                    47.168983           49.992851               5.99%                   107,558          1992
                                ------------------------------------------------------------------------------------------------
                                    37.432067           47.168983              26.01%                   390,819          1991
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL               ACCUMULATION         ACCUMULATION         PERCENT CHANGE IN    NUMBER OF               YEAR
FUND                            UNIT VALUE AT        UNIT VALUE AT END    ACCUMULATION         ACCUMULATION
                                BEGINNING OF         OF PERIOD            UNIT VALUE           UNITS AT END OF
                                PERIOD                                                         PERIOD
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts                     160.362369         157.750647             -1.63%                      981            2000
                                ------------------------------------------------------------------------------------------------
Investors Trust - Class           151.908034         160.362369              5.57%                      982            1999
                                ------------------------------------------------------------------------------------------------
A - NQS                           125.178102         151.908034             21.35%                    1,004            1998
                                ------------------------------------------------------------------------------------------------
(81-225)                           96.304396         125.178102             29.98%                    1,827            1997
                                ------------------------------------------------------------------------------------------------
                                   77.505736          96.304396             24.25%                    2,037            1996
                                ------------------------------------------------------------------------------------------------
                                   56.351973          77.505736             37.54%                    2,696            1995
                                ------------------------------------------------------------------------------------------------
                                   57.679687          56.351973             -2.30%                    4,013            1994
                                ------------------------------------------------------------------------------------------------
                                   53.112457          57.679687              8.60%                    7,320            1993
                                ------------------------------------------------------------------------------------------------
                                   50.112374          53.112457              5.99%                    8,418            1992
                                ------------------------------------------------------------------------------------------------
                                   39.767862          50.112374             26.01%                    8,657            1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund -                 54.419210          58.605865              7.69%                        0            2000
                                ------------------------------------------------------------------------------------------------
Class A - Q                        56.075022          54.419210             -2.95%                        0            1999
                                ------------------------------------------------------------------------------------------------
                                   54.216028          56.075022              3.43%                        0            1998
                                ------------------------------------------------------------------------------------------------
                                   49.627094          54.216028              9.25%                        0            1997
                                ------------------------------------------------------------------------------------------------
                                   48.229836          49.627094              2.90%                        0            1996
                                ------------------------------------------------------------------------------------------------
                                   40.103391          48.229836             20.26%                        0            1995
                                ------------------------------------------------------------------------------------------------
                                   42.399834          40.103391             -5.42%                      254            1994
                                ------------------------------------------------------------------------------------------------
                                   37.614804          42.399834             12.72%                      255            1993
                                ------------------------------------------------------------------------------------------------
                                   35.745806          37.614804              5.23%                      255            1992
                                ------------------------------------------------------------------------------------------------
                                   30.588668          35.745806             16.86%                      256            1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund -                 57.457644          61.878057              7.69%                       55            2000
                                ------------------------------------------------------------------------------------------------
Class A - NQ                       59.205904          57.457644             -2.95%                       56            1999
                                ------------------------------------------------------------------------------------------------
                                   57.243116          59.205904              3.43%                      342            1998
                                ------------------------------------------------------------------------------------------------
                                   52.397975          57.243116              9.25%                      595            1997
                                ------------------------------------------------------------------------------------------------
                                   50.922705          52.397975              2.90%                    3,321            1996
                                ------------------------------------------------------------------------------------------------
                                   42.342529          50.922705             20.26%                      596            1995
                                ------------------------------------------------------------------------------------------------
                                   44.767184          42.342529             -5.42%                      450            1994
                                ------------------------------------------------------------------------------------------------
                                   39.714988          44.767184             12.72%                    1,068            1993
                                ------------------------------------------------------------------------------------------------
                                   37.741633          39.714988              5.23%                    1,400            1992
                                ------------------------------------------------------------------------------------------------
                                   32.296567          37.741633             16.86%                    2,161            1991
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL               ACCUMULATION         ACCUMULATION         PERCENT CHANGE IN     NUMBER OF               YEAR
FUND                            UNIT VALUE AT        UNIT VALUE AT END    ACCUMULATION          ACCUMULATION
                                BEGINNING OF         OF PERIOD            UNIT VALUE            UNITS AT END OF
                                PERIOD                                                          PERIOD
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund -                48.832757          52.431142                7.37%                  236,802            2000
                                ------------------------------------------------------------------------------------------------
Class A - QS                      50.471558          48.832757               -3.25%                  296,161            1999
                                ------------------------------------------------------------------------------------------------
                                  48.946623          50.471558                3.12%                  402,734            1998
                                ------------------------------------------------------------------------------------------------
                                  44.939826          48.946623                8.92%                  453,678            1997
                                ------------------------------------------------------------------------------------------------
                                  43.808005          44.939826                2.58%                  509,516            1996
                                ------------------------------------------------------------------------------------------------
                                  36.536936          43.808005               19.90%                  613,426            1995
                                ------------------------------------------------------------------------------------------------
                                  38.746280          36.536936               -5.70%                  715,452            1994
                                ------------------------------------------------------------------------------------------------
                                  34.477915          38.746280               12.38%                  873,520            1993
                                ------------------------------------------------------------------------------------------------
                                  32.864457          34.477915                4.91%                1,019,209            1992
                                ------------------------------------------------------------------------------------------------
                                  28.208302          32.864457               16.51%                1,231,635            1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund -                48.792845          52.388302                7.37%                  118,772            2000
                                ------------------------------------------------------------------------------------------------
Class A - NQS                     50.430297          48.792845               -3.25%                  124,805            1999
                                ------------------------------------------------------------------------------------------------
                                  48.906597          50.430297                3.12%                  144,138            1998
                                ------------------------------------------------------------------------------------------------
                                  44.903088          48.906597                8.92%                  147,342            1997
                                ------------------------------------------------------------------------------------------------
                                  43.772192          44.903088                2.58%                  208,403            1996
                                ------------------------------------------------------------------------------------------------
                                  36.507070          43.772192               19.90%                  267,129            1995
                                ------------------------------------------------------------------------------------------------
                                  38.714601          36.507070               -5.70%                  278,445            1994
                                ------------------------------------------------------------------------------------------------
                                  34.449725          38.714601               12.38%                  341,506            1993
                                ------------------------------------------------------------------------------------------------
                                  32.837584          34.449725                4.91%                  395,096            1992
                                ------------------------------------------------------------------------------------------------
                                  28.185248          32.837584               16.51%                  416,135            1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund -                48.983649          52.593159                7.37%                      782            2000
                                ------------------------------------------------------------------------------------------------
Class A - NQS                     50.627514          48.983649               -3.25%                      784            1999
                                ------------------------------------------------------------------------------------------------
(81-225)                          49.097863          50.627514                3.12%                      786            1998
                                ------------------------------------------------------------------------------------------------
                                  45.078692          49.097863                8.92%                      789            1997
                                ------------------------------------------------------------------------------------------------
                                  43.943375          45.078692                2.58%                    1,597            1996
                                ------------------------------------------------------------------------------------------------
                                  36.649839          43.943375               19.90%                    4,145            1995
                                ------------------------------------------------------------------------------------------------
                                  38.865999          36.649839               -5.70%                    4,892            1994
                                ------------------------------------------------------------------------------------------------
                                  34.584435          38.865999               12.38%                   10,550            1993
                                ------------------------------------------------------------------------------------------------
                                  32.965982          34.584435                4.91%                   10,644            1992
                                ------------------------------------------------------------------------------------------------
                                  28.295444          32.965982               16.51%                   13,375            1991
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL               ACCUMULATION         ACCUMULATION          PERCENT CHANGE IN     NUMBER OF               YEAR
FUND                            UNIT VALUE AT        UNIT VALUE AT END     ACCUMULATION          ACCUMULATION
                                BEGINNING OF         OF PERIOD             UNIT VALUE            UNITS AT END OF
                                PERIOD                                                           PERIOD
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging                   74.260820           54.694222             -26.35%                   292,044            2000
                                ------------------------------------------------------------------------------------------------
Growth Fund - Class A -           50.131190           74.260820              48.13%                   276,955            1999
                                ------------------------------------------------------------------------------------------------
QS                                40.798757           50.131190              22.87%                   320,469            1998
                                ------------------------------------------------------------------------------------------------
                                  34.264981           40.798757              19.07%                   385,073            1997
                                ------------------------------------------------------------------------------------------------
                                  30.247061           34.264981              13.28%                   437,204            1996
                                ------------------------------------------------------------------------------------------------
                                  21.706658           30.247061              39.34%                   424,049            1995
                                ------------------------------------------------------------------------------------------------
                                  20.977470           21.706658               3.48%                   400,564            1994
                                ------------------------------------------------------------------------------------------------
                                  16.755110           20.977490              25.20%                   285,804            1993
                                ------------------------------------------------------------------------------------------------
                                  15.782125           16.755110               6.17%                   288,500            1992
                                ------------------------------------------------------------------------------------------------
                                   9.396802           15.782125              67.95%                   222,326            1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging                   74.260820           54.694222             -26.35%                        62            2000
                                ------------------------------------------------------------------------------------------------
Growth Fund - Class A -           50.131190           74.260820              48.13%                         0            1999
                                ------------------------------------------------------------------------------------------------
NQS                               40.798757           50.131190              22.87%                       779            1998
                                ------------------------------------------------------------------------------------------------
(81-225)                          34.264981           40.798757              19.07%                       674            1997
                                ------------------------------------------------------------------------------------------------
                                  30.247061           34.264981              13.28%                       675            1996
                                ------------------------------------------------------------------------------------------------
                                  21.706658           30.247061              39.34%                       474            1995
                                ------------------------------------------------------------------------------------------------
                                  20.977490           21.706658               3.48%                       474            1994
                                ------------------------------------------------------------------------------------------------
                                  16.755110           20.977490              25.20%                     1,237            1993
                                ------------------------------------------------------------------------------------------------
                                  15.782125           16.755110               6.17%                       762            1992
                                ------------------------------------------------------------------------------------------------
                                   9.396802           15.782125              67.95%                     1,140            1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Global                     49.309941           49.344888               0.07%                    44,427            2000
                                ------------------------------------------------------------------------------------------------
Governments Fund -                51.773614           49.309941              -4.76%                    63,386            1999
                                ------------------------------------------------------------------------------------------------
Class A - QS                      50.368842           51.773614               2.79%                    85,861            1998
                                ------------------------------------------------------------------------------------------------
                                  50.880072           50.368842              -1.00%                   115,417            1997
                                ------------------------------------------------------------------------------------------------
                                  48.914346           50.880072               4.02%                   143,438            1996
                                ------------------------------------------------------------------------------------------------
                                  42.911877           48.914346              13.99%                   184,796            1995
                                ------------------------------------------------------------------------------------------------
                                  46.532702           42.911877              -7.78%                   229,107            1994
                                ------------------------------------------------------------------------------------------------
                                  39.821939           46.532702              16.85%                   272,388            1993
                                ------------------------------------------------------------------------------------------------
                                  39.811131           39.821939               0.03%                   260,769            1992
                                ------------------------------------------------------------------------------------------------
                                  35.563134           39.811131              11.94%                   271,803            1991
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL            ACCUMULATION          ACCUMULATION          PERCENT CHANGE IN     NUMBER OF               YEAR
FUND                         UNIT VALUE AT         UNIT VALUE AT END     ACCUMULATION          ACCUMULATION
                             BEGINNING OF          OF PERIOD             UNIT VALUE            UNITS AT END OF
                             PERIOD                                                            PERIOD
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Global                   48.073994           48.108072               0.07%                     7,210            2000
                             --------------------------------------------------------------------------------------------------
Governments Fund -              50.475906           48.073994              -4.76%                     8,381            1999
                             --------------------------------------------------------------------------------------------------
Class A - NQS                   49.106357           50.475906               2.79%                    16,423            1998
                             --------------------------------------------------------------------------------------------------
                                49.604787           49.106357              -1.00%                    15,550            1997
                             --------------------------------------------------------------------------------------------------
                                47.688325           49.604787               4.02%                    22,367            1996
                             --------------------------------------------------------------------------------------------------
                                41.836304           47.688325              13.99%                    36,927            1995
                             --------------------------------------------------------------------------------------------------
                                45.366368           41.836304              -7.78%                    44,619            1994
                             --------------------------------------------------------------------------------------------------
                                38.823817           45.366368              16.85%                    57,120            1993
                             --------------------------------------------------------------------------------------------------
                                38.813287           38.823817               0.03%                    42,828            1992
                             --------------------------------------------------------------------------------------------------
                                34.671762           38.813287              11.94%                    35,166            1991
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Global                   49.233289           49.268187               0.07%                       310            2000
                             --------------------------------------------------------------------------------------------------
Governments Fund -              51.693122           49.233289              -4.76%                       367            1999
                             --------------------------------------------------------------------------------------------------
Class A - NQS                   50.290543           51.693122               2.79%                       709            1998
                             --------------------------------------------------------------------------------------------------
(81-225)                        50.800980           50.290543              -1.00%                       666            1997
                             --------------------------------------------------------------------------------------------------
                                48.838310           50.800980               4.02%                     1,811            1996
                             --------------------------------------------------------------------------------------------------
                                42.845163           48.838310              13.99%                     2,763            1995
                             --------------------------------------------------------------------------------------------------
                                46.460353           42.845163              -7.78%                     3,284            1994
                             --------------------------------------------------------------------------------------------------
                                39.760030           46.460353              16.85%                     3,684            1993
                             --------------------------------------------------------------------------------------------------
                                39.749239           39.760030               0.03%                     4,274            1992
                             --------------------------------------------------------------------------------------------------
                                35.507853           39.749239              11.94%                     5,904            1991
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth                  348.647800          306.182188             -12.18%                         0            2000
                             --------------------------------------------------------------------------------------------------
Opportunities Fund -           265.137821          348.647800              31.50%                         0            1999
                             --------------------------------------------------------------------------------------------------
Class A - Q                    207.334157          265.137821              27.88%                         0            1998
                             --------------------------------------------------------------------------------------------------
                               169.873726          207.334157              22.05%                         0            1997
                             --------------------------------------------------------------------------------------------------
                               140.810582          169.873726              20.64%                         0            1996
                             --------------------------------------------------------------------------------------------------
                               105.450698          140.810582              33.15%                         0            1995
                             --------------------------------------------------------------------------------------------------
                               111.450698          105.450698              -5.11%                         0            1994
                             --------------------------------------------------------------------------------------------------
                                96.886717          111.450698              15.03%                         0            1993
                             --------------------------------------------------------------------------------------------------
                                90.866062           96.886717               6.63%                        59            1992
                             --------------------------------------------------------------------------------------------------
                                74.980776           90.866062              21.19%                        60            1991
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION          ACCUMULATION          PERCENT CHANGE IN     NUMBER OF                YEAR
FUND                          UNIT VALUE AT         UNIT VALUE AT END     ACCUMULATION          ACCUMULATION
                              BEGINNING OF          OF PERIOD             UNIT VALUE            UNITS AT END OF
                              PERIOD                                                            PERIOD
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth                    256.397950          225.168447             -12.18%                       902            2000
                              -------------------------------------------------------------------------------------------------
Opportunities Fund -             194.984157          256.397950              31.50%                     1,102            1999
                              -------------------------------------------------------------------------------------------------
Class A - NQ                     152.474948          194.984157              27.88%                       830            1998
                              -------------------------------------------------------------------------------------------------
                                 124.926291          152.474948              22.05%                     1,008            1997
                              -------------------------------------------------------------------------------------------------
                                 103.553065          124.926291              20.64%                     2,724            1996
                              -------------------------------------------------------------------------------------------------
                                  77.773322          103.553065              33.15%                     2,642            1995
                              -------------------------------------------------------------------------------------------------
                                  81.961605           77.773322              -5.11%                     2,807            1994
                              -------------------------------------------------------------------------------------------------
                                  71.251149           81.961605              15.03%                     2,923            1993
                              -------------------------------------------------------------------------------------------------
                                  66.823526           71.251149               6.63%                     3,217            1992
                              -------------------------------------------------------------------------------------------------
                                  55.141372           66.823526              21.19%                     3,285            1991
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth                    236.283783          206.878418             -12.44%                   466,347            2000
                              -------------------------------------------------------------------------------------------------
Opportunities Fund -             180.233377          236.283783              31.10%                   540,025            1999
                              -------------------------------------------------------------------------------------------------
Class A - QS                     141.368069          180.233377              27.49%                   633,469            1998
                              -------------------------------------------------------------------------------------------------
                                 116.177967          141.368069              21.68%                   732,936            1997
                              -------------------------------------------------------------------------------------------------
                                  96.595726          116.177967              20.27%                   822,246            1996
                              -------------------------------------------------------------------------------------------------
                                  72.767772           96.595725              32.75%                   920,477            1995
                              -------------------------------------------------------------------------------------------------
                                  76.918993           72.767772              -5.40%                 1,029,309            1994
                              -------------------------------------------------------------------------------------------------
                                  67.070484           76.918993              14.68%                 1,187,377            1993
                              -------------------------------------------------------------------------------------------------
                                  63.094003           67.070484               6.30%                 1,351,519            1992
                              -------------------------------------------------------------------------------------------------
                                  52.221717           63.094003              20.82%                 1,533,160            1991
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth                    200.709590          175.731410             -12.44%                   103,204            2000
                              -------------------------------------------------------------------------------------------------
Opportunities Fund -             153.097965          200.709590              31.10%                   114,789            1999
                              -------------------------------------------------------------------------------------------------
Class A - NQS                    120.084102          153.097965              27.49%                   152,136            1998
                              -------------------------------------------------------------------------------------------------
                                  98.686554          120.084102              21.68%                   172,812            1997
                              -------------------------------------------------------------------------------------------------
                                  82.052560           98.686554              20.27%                   182,479            1996
                              -------------------------------------------------------------------------------------------------
                                  61.812074           82.052560              32.75%                   206,611            1995
                              -------------------------------------------------------------------------------------------------
                                  65.338300           61.812074              -5.40%                   214,829            1994
                              -------------------------------------------------------------------------------------------------
                                  56.972537           65.338300              14.68%                   241,558            1993
                              -------------------------------------------------------------------------------------------------
                                  53.594751           56.972537               6.30%                   284,420            1992
                              -------------------------------------------------------------------------------------------------
                                  44.359372           53.594751              20.82%                   319,081            1991
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL              ACCUMULATION          ACCUMULATION          PERCENT CHANGE IN      NUMBER OF            YEAR
FUND                           UNIT VALUE AT         UNIT VALUE AT END     ACCUMULATION           ACCUMULATION
                               BEGINNING OF          OF PERIOD             UNIT VALUE             UNITS AT END OF
                               PERIOD                                                             PERIOD
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth                    221.460448          193.899831             -12.44%                     9,038          2000
                               ----------------------------------------------------------------------------------------------
Opportunities Fund -             168.926385          221.460448              31.10%                     9,598          1999
                               ----------------------------------------------------------------------------------------------
Class A - NQS                    132.499304          168.926385              27.49%                    11,929          1998
                               ----------------------------------------------------------------------------------------------
(81-225)                         108.889502          132.499304              21.68%                    12,840          1997
                               ----------------------------------------------------------------------------------------------
                                  90.535764          108.889502              20.27%                    14,732          1996
                               ----------------------------------------------------------------------------------------------
                                  68.202665           90.535764              32.75%                    15,064          1995
                               ----------------------------------------------------------------------------------------------
                                  72.093454           68.202665              -5.40%                    16,083          1994
                               ----------------------------------------------------------------------------------------------
                                  62.862782           72.093454              14.68%                    20,590          1993
                               ----------------------------------------------------------------------------------------------
                                  59.135771           62.862782               6.30%                    23,039          1992
                               ----------------------------------------------------------------------------------------------
                                  48.945558           59.135771              20.82%                    26,387          1991
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income                75.842999           69.799109              -7.97%                         0          2000
                               ----------------------------------------------------------------------------------------------
Fund - Class A - Q                71.596334           75.842999               5.93%                         0          1999
                               ----------------------------------------------------------------------------------------------
                                  71.581692           71.596334               0.02%                         0          1998
                               ----------------------------------------------------------------------------------------------
                                  64.068571           71.581692              11.73%                         0          1997
                               ----------------------------------------------------------------------------------------------
                                  57.498253           64.068571              11.43%                         0          1996
                               ----------------------------------------------------------------------------------------------
                                  49.574586           57.498253              15.98%                         0          1995
                               ----------------------------------------------------------------------------------------------
                                  51.425517           49.574586              -3.60%                         0          1994
                               ----------------------------------------------------------------------------------------------
                                  43.507773           51.425517              18.20%                         0          1993
                               ----------------------------------------------------------------------------------------------
                                  37.547955           43.507773              15.87%                         0          1992
                               ----------------------------------------------------------------------------------------------
                                  25.471529           37.547955              47.41%                         0          1991
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income                76.334509           70.251451              -7.97%                       217          2000
                               ----------------------------------------------------------------------------------------------
Fund - Class A - NQ               72.060325           76.334509               5.93%                       217          1999
                               ----------------------------------------------------------------------------------------------
                                  72.045586           72.060325               0.02%                       217          1998
                               ----------------------------------------------------------------------------------------------
                                  64.483775           72.045586              11.73%                       358          1997
                               ----------------------------------------------------------------------------------------------
                                  57.870879           64.483775              11.43%                       358          1996
                               ----------------------------------------------------------------------------------------------
                                  49.895862           57.870879              15.98%                       359          1995
                               ----------------------------------------------------------------------------------------------
                                  51.758789           49.895862              -3.60%                       359          1994
                               ----------------------------------------------------------------------------------------------
                                  43.789729           51.758789              18.20%                       721          1993
                               ----------------------------------------------------------------------------------------------
                                  37.791286           43.789729              15.87%                       360          1992
                               ----------------------------------------------------------------------------------------------
                                  25.636591           37.791286              47.41%                       360          1991
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL            ACCUMULATION          ACCUMULATION          PERCENT CHANGE IN     NUMBER OF              YEAR
FUND                         UNIT VALUE AT         UNIT VALUE AT END     ACCUMULATION UNIT     ACCUMULATION
                             BEGINNING OF          OF PERIOD             VALUE                 UNITS AT END OF
                             PERIOD                                                            PERIOD
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income              66.310941           60.842736              -8.25%                   166,438            2000
                             ------------------------------------------------------------------------------------------------
Fund - Class A - QS             62.788270           66.310941               5.61%                   214,222            1999
                             ------------------------------------------------------------------------------------------------
                                62.966234           62.788270              -0.28%                   279,479            1998
                             ------------------------------------------------------------------------------------------------
                                56.528677           62.966234              11.39%                   332,136            1997
                             ------------------------------------------------------------------------------------------------
                                50.886631           56.528677              11.09%                   408,255            1996
                             ------------------------------------------------------------------------------------------------
                                44.007083           50.886631              15.63%                   488,470            1995
                             ------------------------------------------------------------------------------------------------
                                45.788518           44.007083              -3.89%                   561,209            1994
                             ------------------------------------------------------------------------------------------------
                                38.856280           45.788518              17.84%                   709,698            1993
                             ------------------------------------------------------------------------------------------------
                                33.635599           38.856280              15.52%                   764,118            1992
                             ------------------------------------------------------------------------------------------------
                                22.886614           33.635599              46.97%                   797,975            1991
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income              65.304939           59.919692              -8.25%                    88,149            2000
                             ------------------------------------------------------------------------------------------------
Fund - Class A - NQS            61.835712           65.304939               5.61%                    91,528            1999
                             ------------------------------------------------------------------------------------------------
                                62.010978           61.835712              -0.28%                   119,105            1998
                             ------------------------------------------------------------------------------------------------
                                55.671087           62.010978              11.39%                   154,453            1997
                             ------------------------------------------------------------------------------------------------
                                50.114634           55.671087              11.09%                   176,997            1996
                             ------------------------------------------------------------------------------------------------
                                43.339456           50.114634              15.63%                   188,820            1995
                             ------------------------------------------------------------------------------------------------
                                45.093866           43.339456              -3.89%                   200,368            1994
                             ------------------------------------------------------------------------------------------------
                                38.266802           45.093866              17.84%                   252,674            1993
                             ------------------------------------------------------------------------------------------------
                                33.125330           38.266802              15.52%                   263,452            1992
                             ------------------------------------------------------------------------------------------------
                                22.539408           33.125330              46.97%                   268,775            1991
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income              66.310941           60.842736              -8.25%                     3,616            2000
                             ------------------------------------------------------------------------------------------------
Fund - Class A - NQS            62.788270           66.310941               5.61%                     4,190            1999
                             ------------------------------------------------------------------------------------------------
(81-225)                        62.966234           62.788270              -0.28%                     4,449            1998
                             ------------------------------------------------------------------------------------------------
                                56.528677           62.966234              11.39%                     4,996            1997
                             ------------------------------------------------------------------------------------------------
                                50.886631           56.528677              11.09%                     6,379            1996
                             ------------------------------------------------------------------------------------------------
                                44.007083           50.886631              15.63%                     6,442            1995
                             ------------------------------------------------------------------------------------------------
                                45.788518           44.007083              -3.89%                     6,622            1994
                             ------------------------------------------------------------------------------------------------
                                38.856280           45.788518              17.84%                     9,385            1993
                             ------------------------------------------------------------------------------------------------
                                33.635599           38.856280              15.52%                     9,545            1992
                             ------------------------------------------------------------------------------------------------
                                22.886614           33.635599              46.97%                     9,353            1991
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL              ACCUMULATION           ACCUMULATION           PERCENT CHANGE IN      NUMBER OF             YEAR
FUND                           UNIT VALUE AT          UNIT VALUE AT END      ACCUMULATION           ACCUMULATION
                               BEGINNING OF           OF PERIOD              UNIT VALUE             UNITS AT END OF
                               PERIOD                                                               PERIOD
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund              276.393850           261.025097               -5.56%                          0         2000
                               -------------------------------------------------------------------------------------------------
- Class A - Q                     225.478933           276.393850               22.58%                          0         1999
                               -------------------------------------------------------------------------------------------------
                                  185.283325           225.478933               21.69%                          0         1998
                               -------------------------------------------------------------------------------------------------
                                  155.285363           185.283325               19.32%                          0         1997
                               -------------------------------------------------------------------------------------------------
                                  126.019031           155.285363               23.22%                          0         1996
                               -------------------------------------------------------------------------------------------------
                                   91.844201           126.019031               37.21%                          0         1995
                               -------------------------------------------------------------------------------------------------
                                   92.760008            91.844201               -0.99%                          0         1994
                               -------------------------------------------------------------------------------------------------
                                   77.006871            92.760008               20.46%                          0         1993
                               -------------------------------------------------------------------------------------------------
                                   69.993098            77.006871               32.53%                          0         1992
                               -------------------------------------------------------------------------------------------------
                                   53.307836            69.993098               44.46%                          0         1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund              221.469939           209.155210               -5.56%                          0         2000
                               -------------------------------------------------------------------------------------------------
- Class A - NQ                    180.672640           221.469939               22.58%                        434         1999
                               -------------------------------------------------------------------------------------------------
                                  148.464541           180.672640               21.69%                        390         1998
                               -------------------------------------------------------------------------------------------------
                                  124.427653           148.464541               19.32%                        390         1997
                               -------------------------------------------------------------------------------------------------
                                  100.977005           124.427653               23.22%                        110         1996
                               -------------------------------------------------------------------------------------------------
                                   73.593263           100.977005               37.21%                        599         1995
                               -------------------------------------------------------------------------------------------------
                                   74.327082            73.593263               -0.99%                        599         1994
                               -------------------------------------------------------------------------------------------------
                                   61.704356            74.327082               20.46%                        807         1993
                               -------------------------------------------------------------------------------------------------
                                   56.084333            61.704356               32.53%                        600         1992
                               -------------------------------------------------------------------------------------------------
                                   42.714695            56.084333               44.46%                        660         1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund              216.708566           204.041714               -5.85%                    159,948         2000
                               -------------------------------------------------------------------------------------------------
- Class A - QS                    177.325237           216.708566               22.21%                    186,365         1999
                               -------------------------------------------------------------------------------------------------
                                  146.156474           177.325237               21.33%                    225,728         1998
                               -------------------------------------------------------------------------------------------------
                                  122.865333           146.156474               18.96%                    265,836         1997
                               -------------------------------------------------------------------------------------------------
                                  100.013750           122.865333               22.85%                    283,320         1996
                               -------------------------------------------------------------------------------------------------
                                   73.111959           100.013750               36.80%                    270,229         1995
                               -------------------------------------------------------------------------------------------------
                                   74.064821            73.111959               -1.29%                    285,624         1994
                               -------------------------------------------------------------------------------------------------
                                   61.673295            74.064821               20.09%                    262,270         1993
                               -------------------------------------------------------------------------------------------------
                                   56.226647            61.673295                9.69%                    278,528         1992
                               -------------------------------------------------------------------------------------------------
                                   42.952906            56.226647               30.90%                    308,259         1991
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL              ACCUMULATION          ACCUMULATION          PERCENT CHANGE IN     NUMBER OF               YEAR
FUND                           UNIT VALUE AT         VALUE AT END          ACCUMULATION          ACCUMULATION
                               BEGINNING OF          OF PERIOD              UNIT VALUE            UNITS AT END OF
                               PERIOD                                                            PERIOD
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund             189.3532857          178.285383              -5.85%                   56,126            2000
                               -------------------------------------------------------------------------------------------------
- Class A - NQS                   154.941343          189.3532857             22.21%                   62,991            1999
                               -------------------------------------------------------------------------------------------------
                                  127.707031          154.941343              21.33%                   81,260            1998
                               -------------------------------------------------------------------------------------------------
                                  107.355935          127.707031              18.96%                   93,659            1997
                               -------------------------------------------------------------------------------------------------
                                   87.388917          107.355935              22.85%                  105,263            1996
                               -------------------------------------------------------------------------------------------------
                                   63.882963           87.388917              36.80%                  100,973            1995
                               -------------------------------------------------------------------------------------------------
                                   64.715547           63.882963              -1.29%                   97,012            1994
                               -------------------------------------------------------------------------------------------------
                                   53.888228           64.715547              20.09%                   87,152            1993
                               -------------------------------------------------------------------------------------------------
                                   49.129110           53.888228               9.69%                   77,535            1992
                               -------------------------------------------------------------------------------------------------
                                   37.530937           49.129110              30.90%                   81,372            1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund              214.179022          201.660027              -5.85%                      900            2000
                               -------------------------------------------------------------------------------------------------
- Class A - NQS                   175.255390          214.179022              22.21%                    1,216            1999
                               -------------------------------------------------------------------------------------------------
(81-225)                          144.450450          175.255390              21.33%                    1,280            1998
                               -------------------------------------------------------------------------------------------------
                                  121.431177          144.450450              18.96%                    1,318            1997
                               -------------------------------------------------------------------------------------------------
                                   98.846334          121.431177              22.85%                    1,676            1996
                               -------------------------------------------------------------------------------------------------
                                   72.258548           98.846334              36.80%                    1,591            1995
                               -------------------------------------------------------------------------------------------------
                                   73.200301           72.258548              -1.29%                    1,727            1994
                               -------------------------------------------------------------------------------------------------
                                   60.953415           73.200301              20.09%                    1,975            1993
                               -------------------------------------------------------------------------------------------------
                                   55.570339           60.953415               9.69%                    1,996            1992
                               -------------------------------------------------------------------------------------------------
                                   42.451540           55.570339              30.90%                    2,041            1991
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust                38.386185           40.246139               4.85%                        0            2000
                               -------------------------------------------------------------------------------------------------
IV - MFS(R) Money                  37.041140           38.386185               3.63%                        0            1999
                               -------------------------------------------------------------------------------------------------
Market Fund - Q*                   35.649000           37.041140               3.91%                        0            1998
                               -------------------------------------------------------------------------------------------------
                                   34.325389           35.649000               3.86%                        0            1997
                               -------------------------------------------------------------------------------------------------
                                   33.101565           34.325389               3.70%                        0            1996
                               -------------------------------------------------------------------------------------------------
                                   31.765828           33.101565               4.20%                        0            1995
                               -------------------------------------------------------------------------------------------------
                                   30.994333           31.765828               2.49%                        0            1994
                               -------------------------------------------------------------------------------------------------
                                   30.575287           30.994333               1.37%                        0            1993
                               -------------------------------------------------------------------------------------------------
                                   29.974326           30.575287               2.00%                        0            1992
                               -------------------------------------------------------------------------------------------------
                                   28.674122           29.974326               4.53%                        0            1991
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL           ACCUMULATION          ACCUMULATION          PERCENT CHANGE IN     NUMBER OF              YEAR
FUND                        UNIT VALUE AT         UNIT VALUE AT END     ACCUMULATION          ACCUMULATION
                            BEGINNING OF          OF PERIOD             UNIT VALUE            UNITS AT END OF
                            PERIOD                                                            PERIOD
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust             39.388969           41.297513               4.85%                     1,494          2000
                            ------------------------------------------------------------------------------------------------
IV - MFS(R) Money               38.008785           39.388969               3.63%                     1,494          1999
                            ------------------------------------------------------------------------------------------------
Market Fund - NQ*               36.580276           38.008785               3.91%                     6,827          1998
                            ------------------------------------------------------------------------------------------------
                                35.222087           36.580276               3.86%                     6,828          1997
                            ------------------------------------------------------------------------------------------------
                                33.966291           35.222087               3.70%                     4,058          1996
                            ------------------------------------------------------------------------------------------------
                                32.595660           33.966291               4.20%                     5,703          1995
                            ------------------------------------------------------------------------------------------------
                                31.804010           32.595660               2.49%                     8,788          1994
                            ------------------------------------------------------------------------------------------------
                                31.374016           31.804010               1.37%                    10,894          1993
                            ------------------------------------------------------------------------------------------------
                                30.757355           31.374016               2.00%                    21,348          1992
                            ------------------------------------------------------------------------------------------------
                                29.423184           30.757355               4.53%                    22,044          1991
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust             33.286752           34.794442               4.53%                   698,413          2000
                            ------------------------------------------------------------------------------------------------
IV - MFS(R) Money               32.218020           33.286752               3.32%                   836,061          1999
                            ------------------------------------------------------------------------------------------------
Market Fund - QS*               31.101395           32.218020               3.59%                 1,006,298          1998
                            ------------------------------------------------------------------------------------------------
                                30.037656           31.101395               3.54%                 1,143,756          1997
                            ------------------------------------------------------------------------------------------------
                                29.055232           30.037656               3.38%                 1,343,440          1996
                            ------------------------------------------------------------------------------------------------
                                27.967294           29.055232               3.89%                 1,630,393          1995
                            ------------------------------------------------------------------------------------------------
                                27.370768           27.967294               2.18%                 2,012,165          1994
                            ------------------------------------------------------------------------------------------------
                                27.082782           27.370768               1.06%                 2,386,518          1993
                            ------------------------------------------------------------------------------------------------
                                26.631168           27.082782               1.70%                 3,346,894          1992
                            ------------------------------------------------------------------------------------------------
                                25.553415           26.631168               4.22%                 4,316,381          1991
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust             33.309883           34.818619               4.53%                   375,712          2000
                            ------------------------------------------------------------------------------------------------
IV - MFS(R) Money               32.240409           33.309883               3.32%                   499,340          1999
                            ------------------------------------------------------------------------------------------------
Market Fund - NQS*              31.123008           32.240409               3.59%                   568,052          1998
                            ------------------------------------------------------------------------------------------------
                                30.058530           31.123008               3.54%                   556,766          1997
                            ------------------------------------------------------------------------------------------------
                                29.075421           30.058530               3.38%                   615,505          1996
                            ------------------------------------------------------------------------------------------------
                                27.986728           29.075421               3.89%                   597,925          1995
                            ------------------------------------------------------------------------------------------------
                                27.389788           27.986728               2.18%                   823,383          1994
                            ------------------------------------------------------------------------------------------------
                                27.101602           27.389788               1.06%                   962,484          1993
                            ------------------------------------------------------------------------------------------------
                                26.649674           27.101602               1.70%                 1,251,049          1992
                            ------------------------------------------------------------------------------------------------
                                25.571172           26.649674               4.22%                 1,661,279          1991
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL           ACCUMULATION          ACCUMULATION          PERCENT CHANGE IN     NUMBER OF              YEAR
FUND                        UNIT VALUE AT         UNIT VALUE AT END     ACCUMULATION          ACCUMULATION
                            BEGINNING OF          OF PERIOD             UNIT VALUE            UNITS AT END OF
                            PERIOD                                                            PERIOD
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return            121.008100          142.603800              17.85%                         0          2000
                            ------------------------------------------------------------------------------------------------
Fund - Class A - Q             119.502472          121.008100               1.26%                         0          1999
                            ------------------------------------------------------------------------------------------------
                               108.143295          119.502472              10.50%                         0          1998
                            ------------------------------------------------------------------------------------------------
                                90.602325          108.143295              19.36%                       131          1997
                            ------------------------------------------------------------------------------------------------
                                79.840336           90.602325              13.48%                       131          1996
                            ------------------------------------------------------------------------------------------------
                                63.581031           79.840336              25.57%                       131          1995
                            ------------------------------------------------------------------------------------------------
                                65.964662           63.581031              -3.61%                       132          1994
                            ------------------------------------------------------------------------------------------------
                                57.871052           65.964662              13.99%                       132          1993
                            ------------------------------------------------------------------------------------------------
                                53.108093           57.871052               8.97%                       132          1992
                            ------------------------------------------------------------------------------------------------
                                44.107591           53.108093              20.41%                       132          1991
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return            118.912382          140.134071              17.85%                         0          2000
                            ------------------------------------------------------------------------------------------------
Fund - Class A - NQ            117.432831          118.912382               1.26%                         0          1999
                            ------------------------------------------------------------------------------------------------
                               106.270381          117.432831              10.50%                       146          1998
                            ------------------------------------------------------------------------------------------------
                                89.033201          106.270381              19.36%                         0          1997
                            ------------------------------------------------------------------------------------------------
                                78.457598           89.033201              13.48%                         0          1996
                            ------------------------------------------------------------------------------------------------
                                62.479885           78.457598              25.57%                        87          1995
                            ------------------------------------------------------------------------------------------------
                                64.822235           62.479885              -3.61%                        87          1994
                            ------------------------------------------------------------------------------------------------
                                56.868802           64.822235              13.99%                       317          1993
                            ------------------------------------------------------------------------------------------------
                                52.188320           56.868802               8.97%                       712          1992
                            ------------------------------------------------------------------------------------------------
                                43.343699           52.188320              20.41%                       534          1991
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return            109.920643          129.147223              17.49%                   271,352          2000
                            ------------------------------------------------------------------------------------------------
Fund - Class A - QS            108.882919          109.920643               0.95%                   359,370          1999
                            ------------------------------------------------------------------------------------------------
                                98.832664          108.882919              10.17%                   465,417          1998
                            ------------------------------------------------------------------------------------------------
                                83.053566           98.832664              19.00%                   570,631          1997
                            ------------------------------------------------------------------------------------------------
                                73.411912           83.053566              13.13%                   671,118          1996
                            ------------------------------------------------------------------------------------------------
                                58.638949           73.411912              25.19%                   782,272          1995
                            ------------------------------------------------------------------------------------------------
                                61.021714           58.638949              -3.90%                   902,191          1994
                            ------------------------------------------------------------------------------------------------
                                53.697197           61.021714              13.64%                   998,970          1993
                            ------------------------------------------------------------------------------------------------
                                49.427627           53.697197               8.64%                   977,013          1992
                            ------------------------------------------------------------------------------------------------
                                41.175343           49.427627              20.04%                   950,358          1991
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL           ACCUMULATION          ACCUMULATION          PERCENT CHANGE IN      NUMBER OF               YEAR
FUND                        UNIT VALUE AT         UNIT VALUE AT END     ACCUMULATION           ACCUMULATION
                            BEGINNING OF          OF PERIOD             UNIT VALUE             UNITS AT END OF
                            PERIOD                                                             PERIOD
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return            106.399516           125.010205               17.49%                  97,604            2000
                            -------------------------------------------------------------------------------------------------
Fund - Class A - NQS           105.395033           106.399516                0.95%                 109,211            1999
                            -------------------------------------------------------------------------------------------------
                                95.666722           105.395033               10.17%                 127,066            1998
                            -------------------------------------------------------------------------------------------------
                                80.393080            95.666722               19.00%                 145,316            1997
                            -------------------------------------------------------------------------------------------------
                                71.060281            80.393080               13.13%                 167,776            1996
                            -------------------------------------------------------------------------------------------------
                                56.760546            71.060281               25.19%                 199,257            1995
                            -------------------------------------------------------------------------------------------------
                                59.066983            56.760546               -3.90%                 224,713            1994
                            -------------------------------------------------------------------------------------------------
                                51.977095            59.066983               13.64%                 272,164            1993
                            -------------------------------------------------------------------------------------------------
                                47.844295            51.977095                8.64%                 229,777            1992
                            -------------------------------------------------------------------------------------------------
                                39.856354            47.844295               20.04%                 216,586            1991
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return            108.851257           127.890790               17.49%                     797            2000
                            -------------------------------------------------------------------------------------------------
Fund - Class A - NQS           107.823630           108.851257                0.95%                   1,014            1999
                            -------------------------------------------------------------------------------------------------
(81-225)                        97.871152           107.823630               10.17%                   1,118            1998
                            -------------------------------------------------------------------------------------------------
                                82.245565            97.871152               19.00%                     805            1997
                            -------------------------------------------------------------------------------------------------
                                72.697711            82.245565               13.13%                   1,979            1996
                            -------------------------------------------------------------------------------------------------
                                58.068470            72.697711               25.19%                   1,863            1995
                            -------------------------------------------------------------------------------------------------
                                60.428053            58.068470               -3.90%                   2,258            1994
                            -------------------------------------------------------------------------------------------------
                                53.174791            60.428053               13.64%                   3,580            1993
                            -------------------------------------------------------------------------------------------------
                                48.946754            53.174791                8.64%                   3,681            1992
                            -------------------------------------------------------------------------------------------------
                                40.774760            48.946754               20.04%                   2,990            1991
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Nationwide Separate             25.451018            26.635917                4.66%                  16,534            2000
                            -------------------------------------------------------------------------------------------------
Account Trust -                 24.593912            25.451018                3.49%                  20,531            1999
                            -------------------------------------------------------------------------------------------------
Money Market Fund -             23.669908            24.593912                3.90%                  32,830            1998
                            -------------------------------------------------------------------------------------------------
QS**                            22.783414            23.669908                3.89%                  41,782            1997
                            -------------------------------------------------------------------------------------------------
                                21.961256            22.783414                3.74%                  55,730            1996
                            -------------------------------------------------------------------------------------------------
                                21.058716            21.961256                4.29%                  60,928            1995
                            -------------------------------------------------------------------------------------------------
                                20.538004            21.058716                2.54%                  72,621            1994
                            -------------------------------------------------------------------------------------------------
                                20.250996            20.538004                1.42%                  98,132            1993
                            -------------------------------------------------------------------------------------------------
                                19.842272            20.250996                2.06%                 126,024            1992
                            -------------------------------------------------------------------------------------------------
                                18.996144            19.842272                4.45%                 148,883            1991
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION          ACCUMULATION          PERCENT CHANGE IN      NUMBER OF             YEAR
FUND                          UNIT VALUE AT         UNIT VALUE AT END     ACCUMULATION           ACCUMULATION
                              BEGINNING OF          OF PERIOD             UNIT VALUE             UNITS AT END OF
                              PERIOD                                                             PERIOD
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Nationwide Separate             25.467570             26.653239               4.66%                20,782              2000
                              -----------------------------------------------------------------------------------------------
Account Trust -                 24.609906             25.467570               3.49%                22,201              1999
                              -----------------------------------------------------------------------------------------------
Money Market Fund -             23.685302             24.609906               3.90%                22,624              1998
                              -----------------------------------------------------------------------------------------------
NQS**                           22.798231             23.685302               3.89%                26,117              1997
                              -----------------------------------------------------------------------------------------------
                                21.975540             22.798231               3.74%                32,499              1996
                              -----------------------------------------------------------------------------------------------
                                21.072414             21.975540               4.29%                36,289              1995
                              -----------------------------------------------------------------------------------------------
                                20.551361             21.072414               2.54%                41,143              1994
                              -----------------------------------------------------------------------------------------------
                                20.264167             20.551361              -0.44%                57,208              1993
                              -----------------------------------------------------------------------------------------------
                                19.855177             20.264167               3.96%                63,453              1992
                              -----------------------------------------------------------------------------------------------
                                19.008499             19.855177               4.45%                71,910              1991
-----------------------------------------------------------------------------------------------------------------------------



*The 7-day yield on the MFS(R) Series Trust IV - MFS(R) Money Market Fund as of December 31, 2000 was 4.71%.



**The 7-day yield on the Nationwide Separate Account Trust - Money Market Fund as of December 31, 2000, was 4.81%.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2001


                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS
                              MFS VARIABLE ACCOUNT


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or by calling 1-800-848-7529, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                            PAGE
General Information and History...........................................     1
Services..................................................................     1
Purchase of Securities Being Offered......................................     1
Underwriters..............................................................     2
Calculation of Yield Quotations of Money Market Sub-Accounts..............     2
Annuity Payments..........................................................     2
Financial Statements......................................................     3

GENERAL INFORMATION AND HISTORY


The MFS Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.


SERVICES

Nationwide, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.


The financial statements of Nationwide and the MFS Variable Account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The Contracts, which are offered continuously, are distributed by Clarendon Insurance Agency, Inc. ("Clarendon") 200 Berkeley Street, Boston, Massachusetts 02116, an affiliate of Massachusetts Financial Services Company. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions were paid by Nationwide to Clarendon.


CALCULATIONS OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS

MFS(R) Series Trust IV-MFS(R) Money Market Fund


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2000, the NSAT Money Market Fund's seven-day current unit value yield was 4.81%. The NSAT Money Market Fund effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. At December 31, 2000, the NSAT Money Market Fund's effective yield was 4.93%.


The NSAT Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different basis or another method of calculation is used.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                           Independent Auditors' Report
                           ----------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of MFS Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         5,165,862 shares (cost $78,357,546)................................................................   $ 88,542,873
      Massachusetts Investors Trust - Class A (MFSInvTr)
         1,927,735 shares (cost $33,567,737)................................................................     38,593,258
      MFS(R) Bond Fund - Class A (MFSBdFd)
         1,543,219 shares (cost $20,145,503)................................................................     19,027,890
      MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         357,031 shares (cost $16,915,065)..................................................................     15,987,858
      MFS(R) Global Governments Fund - Class A (MFSGGvt)
         271,801 shares (cost $2,890,555)...................................................................      2,592,979
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         9,992,648 shares (cost $135,844,647)...............................................................    117,713,393
      MFS(R) High Income Fund - Class A (MFSHiInc)
         3,809,139 shares (cost $19,559,554)................................................................     15,960,291
      MFS(R) Research Fund - Class A (MFSRsrch)
         1,799,225 shares (cost $38,389,243)................................................................     43,145,416
      MFS Series Trust IV - MFS(R)Money Market Fund (MFSMyMkt)
         37,750,748 shares (cost $37,750,748)...............................................................     37,750,748
      MFS(R) Total Return Fund - Class A (MFSTotRe)
         3,098,083 shares (cost $46,316,779)................................................................     47,741,455
      Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
         1,084,286 shares (cost $1,084,286).................................................................      1,084,286
                                                                                                               ------------
            Total investments...............................................................................    428,140,447
   Accounts receivable......................................................................................         32,410
                                                                                                               ------------
            Total assets....................................................................................    428,172,857
Accounts payable............................................................................................          -
                                                                                                               ------------
Contract owners' equity (note 4)............................................................................   $428,172,857
                                                                                                               ============



See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                                              TOTAL         MFSGRSTK         MFSINVTR        MFSBDFD
                                                         --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends.................................. $    7,532,984               -          70,828       1,417,369
  Mortality and expense risk charges
    (note 2)............................................     (6,439,570)     (1,345,817)       (553,440)       (256,784)
                                                         --------------  --------------  --------------  --------------
    Net investment income...............................      1,093,414      (1,345,817)       (482,612)      1,160,585
                                                         --------------  --------------  --------------  --------------
  Proceeds from mutual funds shares sold................    116,163,408      16,321,438      12,175,311       5,114,993
  Cost of mutual fund shares sold.......................    (86,777,772)     (8,594,154)     (7,685,667)     (5,572,106)
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.................     29,385,636       7,727,284       4,489,644        (457,113)
  Change in unrealized gain (loss)
    on investments......................................   (112,242,717)    (22,729,280)     (6,418,885)        687,658
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments...................... $  (82,857,081)    (15,001,996)     (1,929,241)        230,545
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains..............................     56,783,698       8,100,667       1,576,687               -
     Net increase (decrease) in contract owners'
      equity resulting from operations..................    (24,979,969)     (8,247,146)       (835,166)      1,391,130
                                                         ==============  ==============  ==============  ==============



                                                             MFSEMGRO         MFSGGVT       MFSGROPP        MFSHIINC
                                                         -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends..................................             -                -         223,706       1,870,398
  Mortality and expense risk charges
    (note 2)............................................      (283,172)         (40,062)     (1,905,694)       (243,559)
                                                         -------------   --------------  --------------  --------------
    Net investment income...............................      (283,172)         (40,062)     (1,681,988)      1,626,839
                                                         -------------   --------------  --------------  --------------
  Proceeds from mutual funds shares sold................     3,896,181        1,053,551      26,291,865       6,963,211
  Cost of mutual fund shares sold.......................    (1,937,519)      (1,245,798)    (15,616,633)     (7,828,516)
                                                         -------------   --------------  --------------  --------------
    Realized gain (loss) on investments.................     1,958,662         (192,247)     10,675,232        (865,305)
  Change in unrealized gain (loss)
    on investments......................................    (9,210,314)         217,481     (63,828,051)     (2,208,474)
                                                         -------------   --------------  --------------  --------------
    Net gain (loss) on investments......................    (7,251,652)          25,234     (53,152,819)     (3,073,779)
                                                         -------------   --------------  --------------  --------------
  Reinvested capital gains..............................     1,651,923                -      38,254,963               -
     Net increase (decrease) in contract owners'
      equity resulting from operations..................    (5,882,901)         (14,828)    (16,579,844)     (1,446,940)
                                                         =============   ==============  ==============  ==============




                                                            MFSRSRCH        MFSMYMKT        MFSTOTRE        NSATMYMKT
                                                         --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends.................................. $            -       2,327,028       1,549,266          74,389
  Mortality and expense risk charges
    (note 2)............................................       (654,205)       (530,084)       (611,348)        (15,405
    Net investment income...............................       (654,205)      1,796,944         937,918          58,984
                                                         --------------  --------------  --------------  --------------
  Proceeds from mutual funds shares sold................      9,706,847      20,031,016      13,652,731         956,264
  Cost of mutual fund shares sold.......................     (4,489,820)    (20,031,016)    (12,820,279)       (956,264
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.................      5,217,027               -         832,452               -
  Change in unrealized gain (loss)
    on investments......................................    (12,669,677)              -       3,916,825               -
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments......................     (7,452,650)              -       4,749,277               -
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains..............................      5,538,588               -       1,660,870               -
                                                         --------------  --------------  --------------  --------------
     Net increase (decrease) in contract owners'
  equity resulting from operations...................... $   (2,568,267)      1,796,944       7,348,065          58,984
                                                         ==============  ==============  ==============  ==============


                 See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                          Total                                  MFSGrStk
                                                  2000               1999                2000               1999
Investment activity:
  Net investment income .................    $   1,093,414          2,041,835         (1,345,817)        (1,091,862)
  Realized gain (loss) on investments ...       29,385,636         32,349,056          7,727,284          5,958,247
  Change in unrealized gain (loss)
     on investments .....................     (112,242,717)        22,704,757        (22,729,280)        15,455,405
  Reinvested capital gains ..............       56,783,698         30,356,218          8,100,667          7,544,492
                                             -------------     --------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations .......................      (24,979,969)        87,451,866         (8,247,146)        27,866,282
                                             -------------     --------------      -------------      -------------
Equity transactions:
  Purchase payments received from
     contract owners ....................        9,794,849         13,486,199          2,276,406          3,993,587
  Transfers between funds ...............              -                  -            4,988,140         10,768,381
  Redemptions ...........................      (79,687,081)       (93,890,119)       (13,206,772)       (14,092,092)
  Annuity benefits ......................         (716,420)          (670,897)           (81,766)           (65,351)
  Annual contract maintenance charges
     (note 2) ...........................         (213,114)          (241,389)           (30,186)           (27,619)
  Contingent deferred sales charges
     (note 2) ...........................         (110,338)          (156,849)           (22,857)           (21,585)
  Adjustments to maintain reserves ......          105,946              1,436                284            (10,309)
                                             -------------     --------------      -------------      -------------
       Net equity transactions ..........      (70,826,158)       (81,471,619)        (6,076,751)           545,012
                                             -------------     --------------      -------------      -------------

Net change in contract owners' equity ...      (95,806,127)         5,980,247        (14,323,897)        28,411,294
Contract owners' equity beginning
  of period .............................      523,978,984        517,998,737        102,866,367         74,455,073
                                             -------------     --------------      -------------      -------------
Contract owners' equity end of period ...    $ 428,172,857        523,978,984         88,542,470        102,866,367
                                             =============     ==============      =============      =============

CHANGES IN UNITS:
  Beginning units .......................        4,531,967          5,456,431            384,485            380,682
                                             -------------     --------------      -------------      -------------
  Units purchased .......................          875,584          1,147,114             62,418            115,169
  Units redeemed ........................       (1,570,909)        (2,071,578)           (85,266)          (111,366)
                                             -------------     --------------      -------------      -------------
  Ending units ..........................        3,836,642          4,531,967            361,637            384,485
                                             =============     ==============      =============      =============



                                                            MFSInvTr                              MFSBdFd
                                                    2000                1999               2000              1999
Investment activity:
  Net investment income .................          (482,612)          (446,909)         1,160,585          1,334,669
  Realized gain (loss) on investments ...         4,489,644          6,257,793           (457,113)          (111,004)
  Change in unrealized gain (loss)
     on investments .....................        (6,418,885)        (4,553,230)           687,658         (2,051,919)
  Reinvested capital gains ..............         1,576,687          1,413,976                -                  -
                                              -------------       ------------       ------------        -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations .......................          (835,166)         2,671,630          1,391,130           (828,254)
                                              -------------       ------------       ------------        -----------
Equity transactions:
  Purchase payments received from
     contract owners ....................           362,561          1,009,480            322,105            384,574
  Transfers between funds ...............        (3,127,444)        (1,193,708)          (165,234)        (1,297,499)
  Redemptions ...........................        (7,635,760)        (9,374,362)        (3,419,827)        (5,140,591)
  Annuity benefits ......................           (49,231)           (50,984)           (77,101)           (75,346)
  Annual contract maintenance charges
     (note 2) ...........................           (15,525)           (19,536)            (9,803)           (13,003)
  Contingent deferred sales charges
     (note 2) ...........................           (11,331)           (17,722)            (7,091)            (9,288)
  Adjustments to maintain reserves ......            12,399              6,257             16,718               (228)
                                              -------------       ------------       ------------        -----------
       Net equity transactions ..........       (10,464,331)        (9,640,575)        (3,340,233)        (6,151,381)
                                              -------------       ------------       ------------        -----------

Net change in contract owners' equity ...       (11,299,497)        (6,968,945)        (1,949,103)        (6,979,635)
Contract owners' equity beginning
  of period .............................        49,904,493         56,873,438         20,993,311         27,972,946
                                              -------------       ------------       ------------        -----------
Contract owners' equity end of period ...        38,604,996         49,904,493         19,044,208         20,993,311
                                              =============       ============       ============        ===========

CHANGES IN UNITS:
  Beginning units ......................            300,692            362,858            421,806            548,000
                                              -------------       ------------       ------------        -----------
  Units purchased ......................             14,451             33,712             34,426             17,102
  Units redeemed .......................            (78,170)           (95,878)           (99,822)          (143,296)
                                              -------------       ------------       ------------        -----------
  Ending units .........................            236,973            300,692            356,410            421,806
                                              =============       ============       ============        ===========

                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                         MFSEmGro                             MFSGGvt
                                                  2000               1999              2000            1999
Investment activity:
  Net investment income ................     $   (283,172)         (202,824)          (40,062)          222,275
  Realized gain (loss) on investments ..        1,958,662         2,816,810          (192,247)         (176,635)
  Change in unrealized gain (loss)
     on investments ....................       (9,210,314)        3,965,332           217,481          (251,529)
  Reinvested capital gains .............        1,651,923            97,012               -                 -
                                             ------------      ------------      ------------     -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (5,882,901)        6,676,330           (14,828)         (205,889)
                                             ------------      ------------      ------------     -------------
Equity transactions:
  Purchase payments received from
     contract owners ...................          674,014         1,796,971            50,971            60,934
  Transfers between funds ..............        3,463,078          (181,944)         (333,810)         (524,193)
  Redemptions ..........................       (2,831,283)       (3,808,479)         (690,519)       (1,094,100)
  Annuity benefits .....................           (3,678)           (3,048)           (6,588)           (8,412)
  Annual contract maintenance charges
     (note 2) ..........................           (9,526)           (8,529)           (2,286)           (3,111)
  Contingent deferred sales charges
     (note 2) ..........................           (5,860)           (6,544)           (1,784)             (539)
  Adjustments to maintain reserves .....           (1,716)              369             1,226             1,038
                                             ------------      ------------      ------------     -------------
       Net equity transactions .........        1,285,029        (2,211,204)         (982,790)       (1,568,383)
                                             ------------      ------------      ------------     -------------
Net change in contract owners' equity ..       (4,597,872)        4,465,126          (997,618)       (1,774,272)
Contract owners' equity beginning
  of period ............................       20,584,056        16,118,930         3,591,664         5,365,936
                                             ------------      ------------      ------------     -------------
Contract owners' equity end of period ..     $ 15,986,184        20,584,056         2,594,046         3,591,664
                                             ============      ============      ============     =============

CHANGES IN UNITS:
  Beginning units ......................          276,955           321,248           665,513           798,364
                                             ------------      ------------      ------------     -------------
  Units purchased ......................           87,426           107,564            39,775            45,201
  Units redeemed .......................          (72,275)         (151,857)         (125,797)         (178,052)
                                             ------------      ------------      ------------     -------------
  Ending units .........................          292,106           276,955           579,491           665,513
                                             ============      ============      ============     =============



                                                         MFSGrOpp                            MFSHiInc
                                                  2000              1999               2000              1999
Investment activity:
  Net investment income ................        (1,681,988)       (1,766,035)        1,626,839         1,927,232
  Realized gain (loss) on investments ..        10,675,232         8,616,051          (865,305)         (139,796)
  Change in unrealized gain (loss)
     on investments ....................       (63,828,051)       16,486,755        (2,208,474)         (387,891)
  Reinvested capital gains .............        38,254,963        14,239,127               -                 -
                                             -------------     -------------    --------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (16,579,844)       37,575,898        (1,446,940)        1,399,545
                                             -------------     -------------    --------------      ------------
Equity transactions:
  Purchase payments received from
     contract owners ...................         1,423,111         2,492,192         1,058,776           331,911
  Transfers between funds ..............           354,658        (3,229,327)         (428,278)       (1,601,990)
  Redemptions ..........................       (21,715,633)      (22,992,059)       (3,995,109)       (4,814,330)
  Annuity benefits .....................          (197,490)         (166,195)          (81,041)          (87,932)
  Annual contract maintenance charges
     (note 2) ..........................           (64,261)          (70,423)          (12,539)          (16,665)
  Contingent deferred sales charges
     (note 2) ..........................           (25,041)          (30,048)           (4,899)           (8,379)
  Adjustments to maintain reserves .....            26,922           (12,497)           18,088            16,018
                                             -------------     -------------    --------------      ------------
       Net equity transactions .........       (20,197,734)      (24,008,357)       (3,445,002)       (6,181,367)
                                             -------------     -------------    --------------      ------------
Net change in contract owners' equity ..       (36,777,578)       13,567,541        (4,891,942)       (4,781,822)
Contract owners' equity beginning
  of period ............................       154,516,933       140,949,392        20,871,781        25,653,603
                                             -------------     -------------    --------------      ------------
Contract owners' equity end of period ..       117,739,355       154,516,933        15,979,839        20,871,781
                                             =============     =============    ==============      ============

CHANGES IN UNITS:
  Beginning units ......................            72,133           102,993           310,156           403,250
                                             -------------     -------------    --------------      ------------
  Units purchased ......................             1,180             5,964            61,315            66,570
  Units redeemed .......................           (21,366)          (36,824)         (113,052)         (159,664)
                                             -------------     -------------    --------------      ------------
  Ending units .........................            51,947            72,133           258,419           310,156
                                             =============     =============    ==============      ============

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY, Continued
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                         MFSRsrch                           MFSMyMkt
                                                 2000              1999             2000               1999
Investment activity:
  Net investment income ................     $   (654,205)         (659,526)        1,796,944         1,554,647
  Realized gain (loss) on investments ..        5,217,027         7,252,526               -                 -
  Change in unrealized gain (loss)
     on investments ....................      (12,669,677)         (227,551)              -                 -
  Reinvested capital gains .............        5,538,588         3,686,963               -                 -
                                             ------------      ------------     -------------     -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (2,568,267)       10,052,412         1,796,944         1,554,647
                                             ------------      ------------     -------------     -------------
Equity transactions:
  Purchase payments received from
     contract owners ...................          672,403         1,672,547         1,547,458           782,924
  Transfers between funds ..............       (1,516,316)       (2,490,592)           16,451         3,148,451
  Redemptions ..........................       (6,389,671)       (9,391,456)      (10,379,994)      (11,884,305)
  Annuity benefits .....................          (61,030)          (50,346)          (64,017)          (73,068)
  Annual contract maintenance charges
     (note 2) ..........................          (16,418)          (17,954)          (31,292)          (37,058)
  Contingent deferred sales charges
     (note 2) ..........................           (6,002)           (8,945)          (10,808)          (32,130)
  Adjustments to maintain reserves .....           26,186            26,933            11,379            (3,554)
       Net equity transactions .........       (7,290,848)      (10,259,813)       (8,910,823)       (8,098,740)

Net change in contract owners' equity ..       (9,859,115)         (207,401)       (7,113,879)       (6,544,093)
Contract owners' equity beginning
  of period ............................       53,028,228        53,235,629        44,875,625        51,419,718
                                             ------------      ------------     -------------     -------------
Contract owners' equity end of period ..     $ 43,169,113        53,028,228        37,761,746        44,875,625
                                             ============      ============     =============     =============

CHANGES IN UNITS:
  Beginning units ......................          251,005           308,658         1,336,896         1,581,176
                                             ------------      ------------     -------------     -------------
  Units purchased ......................           16,384            31,296           508,188           703,117
  Units redeemed .......................          (50,416)          (88,949)         (769,465)         (947,397)
                                             ------------      ------------     -------------     -------------
  Ending units .........................          216,973           251,005         1,075,619         1,336,896
                                             ============      ============     =============     =============



                                                      MFSTotRe                            NSATMyMkt
                                                 2000             1999             2000                 1999
Investment activity:
  Net investment income ................         937,918         1,128,542            58,984            41,626
  Realized gain (loss) on investments ..         832,452         1,875,064               -                 -
  Change in unrealized gain (loss)
     on investments ....................       3,916,825        (5,730,615)              -                 -
  Reinvested capital gains .............       1,660,870         3,374,648               -                 -
                                           -------------     -------------       -----------         ---------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       7,348,065           647,639            58,984            41,626
                                           -------------     -------------       -----------         ---------
Equity transactions:
  Purchase payments received from
     contract owners ...................       1,394,440           946,201            12,604            14,878
  Transfers between funds ..............      (3,284,229)       (3,370,521)           32,984           (27,058)
  Redemptions ..........................      (9,232,465)      (10,996,606)         (190,048)         (301,739)
  Annuity benefits .....................         (94,478)          (90,215)              -                 -
  Annual contract maintenance charges
     (note 2) ..........................         (19,817)          (25,741)           (1,461)           (1,750)
  Contingent deferred sales charges
     (note 2) ..........................         (13,077)          (19,527)           (1,588)           (2,142)
  Adjustments to maintain reserves .....            (430)          (22,524)           (5,110)              (67)
       Net equity transactions .........     (11,250,056)      (13,578,933)         (152,619)         (317,878)

Net change in contract owners' equity ..      (3,901,991)      (12,931,294)          (93,635)         (276,252)
Contract owners' equity beginning
  of period ............................      51,658,585        64,589,879         1,087,941         1,364,193
                                           -------------     -------------       -----------         ---------
Contract owners' equity end of period ..      47,756,594        51,658,585           994,306         1,087,941
                                           =============     =============       ===========         =========

CHANGES IN UNITS:
  Beginning units ......................         469,593           593,748            42,733            55,454
                                           -------------     -------------       -----------         ---------
  Units purchased ......................          22,829            20,328            27,192             1,091
  Units redeemed .......................        (122,670)         (144,483)          (32,610)          (13,812)
                                           -------------     -------------       -----------         ---------
  Ending units .........................         369,752           469,593            37,315            42,733
                                           =============     =============       ===========         =========


                See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31,2000 AND 1999

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

    (b) The Contracts

        Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

            Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

            Massachusetts Investors Trust - Class A (MFSInvTr)

            MFS((R)) Bond Fund - Class A (MFSBdFd)

            MFS((R)) Emerging Growth Fund - Class A (MFSEmGro)

            MFS((R)) Global Governments Fund - Class A (MFSGGvt) (formerly MFS World Governments Fund)

            MFS((R)) Growth Opportunities Fund - Class A (MFSGrOpp)

            MFS((R)) High Income Fund - Class A (MFSHiInc)

            MFS((R)) Research Fund - Class A (MFSRsrch)

            MFS Series Trust IV - MFS((R)) Money Market Fund (MFSMyMkt)

            MFS((R)) Total Return Fund - Class A (MFSTotRe)

            Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
              (managed for a fee by an affiliated investment advisor)

        At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

        During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

        Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)  Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

    Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning
    February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

    The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units;and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Financial Highlights

    The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

    The following is a summary for 2000:


                                                                              Unit          Contract                      Total
                                                                Units       Fair Value    Owners' Equity   Expenses(*)   Return(**)
                                                                -----       ----------    --------------   -----------   ----------
Contracts in accumulation phase:
Massachusetts Investors Growth Stock Fund -
 Class A:
  Non-tax qualified ...................................             283     $242.802557     $    68,713        1.41%      (8.15)%
  Tax qualified spectrum ..............................         264,430      253.861108      67,128,493        1.41%      (8.42)%
  Non-tax qualified spectrum ..........................          92,890      215.414123      20,009,818        1.41%      (8.42)%
  Non-tax qualified spectrum (81-225) .................           4,035      234.665902         946,877        1.41%      (8.42)%
Massachusetts Investors Trust - Class A:
  Tax qualified spectrum ..............................         181,190      165.490844      29,985,286        1.26%      (1.63)%
  Non-tax qualified spectrum ..........................          54,802      148.485046       8,137,277        1.26%      (1.63)%
  Non-tax qualified spectrum (81-225) .................             981      157.750647         154,753        1.26%      (1.63)%
MFS Bond Fund - Class A:
  Non-tax qualified ...................................              55       61.878057           3,403        1.31%       7.69%
  Tax qualified spectrum ..............................         236,802       52.431142      12,415,799        1.31%       7.37%
  Non-tax qualified spectrum ..........................         118,772       52.388302       6,222,263        1.31%       7.37%
  Non-tax qualified spectrum (81-225) .................             782       52.593159          41,128        1.31%       7.37%
MFS Emerging Growth Fund - Class A:
  Tax qualified spectrum ..............................         292,044       54.694222      15,973,119        1.55%      (26.35)%
  Non-tax qualified spectrum (81-225) .................              62       54.694222           3,391        1.55%      (26.35)%
MFS Global Governments Fund - Class A:
  Tax qualified spectrum ..............................          44,427       49.344888       2,192,245        1.31%       0.07%
  Non-tax qualified spectrum ..........................           7,210       48.108072         346,859        1.31%       0.07%
  Non-tax qualified spectrum (81-225) .................             310       49.268187          15,273        1.31%       0.07%
MFS Growth Opportunities Fund - Class A:
  Non-tax qualified ...................................             902      225.168447         203,102        1.41%      (12.18)%
  Tax qualified spectrum ..............................         466,347      206.878418      96,477,130        1.41%      (12.44)%
  Non-tax qualified spectrum ..........................         103,204      175.731410      18,136,184        1.41%      (12.44)%
  Non-tax qualified spectrum (81-225) .................           9,038      193.899831       1,752,467        1.41%      (12.44)%
MFS High Income Fund - Class A:
  Non-tax qualified ...................................             217       70.251451          15,245        1.35%      (7.97)%
  Tax qualified spectrum ..............................         166,438       60.842736      10,126,543        1.35%      (8.25)%
  Non-tax qualified spectrum ..........................          88,149       59.919692       5,281,861        1.35%      (8.25)%
  Non-tax qualified spectrum (81-225) .................           3,616       60.842736         220,007        1.35%      (8.25)%
MFS Research Fund - Class A:
  Tax qualified spectrum ..............................         159,948      204.041714      32,636,064        1.37%      (5.85)%
  Non-tax qualified spectrum ..........................          56,126      178.285383      10,006,445        1.37%      (5.85)%
  Non-tax qualified spectrum (81-225) .................             900      201.660027         181,494        1.37%      (5.85)%
MFS Series Trust IV - MFS Money Market Fund:
  Non-tax qualified ...................................           1,494       41.297513          61,698        1.29%       4.85%
  Tax qualified spectrum ..............................         698,413       34.794442      24,300,891        1.29%       4.53%
  Non-tax qualified spectrum ..........................         375,712       34.818619      13,081,773        1.29%       4.53%
MFS Total Return Fund - Class A:
  Tax qualified spectrum ..............................         271,352      129.147223      35,044,357        1.24%      17.49%
  Non-tax qualified spectrum ..........................          97,604      125.010205      12,201,496        1.24%      17.49%
  Non-tax qualified spectrum (81-225) .................             797      127.890790         101,929        1.24%      17.49%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                             Unit         Contract
                                                                              Units        Fair Value   Owners' Equity
                                                                              -----        ----------   --------------
Nationwide Separate Account Trust -
Money Market Fund:
 Tax qualified spectrum ...........................................           16,534       26.635917          440,398
 Non-tax qualified spectrum........................................           20,782       26.653239          553,908
                                                                            ========       =========
Reserves for annuity contracts in payout phase:
 Tax qualified.....................................................                                            64,663
 Non-tax qualified.................................................                                             7,909
 Tax qualified spectrum............................................                                         2,504,384
 Non-tax qualified spectrum........................................                                         1,128,212
                                                                                                        -------------
                                                                                                        $ 428,172,857
                                                                                                        =============
The following is a summary for 1999:
MFS Series Trust IV - MFS Money Market Fund:
 Non-tax qualified ................................................            1,494     $ 39.388969     $     58,847
 Tax qualified spectrum ...........................................          836,061       33.286752       27,829,755
 Non-tax qualified spectrum .......................................          499,340       33.309883       16,632,957
Massachusetts Investors Growth Stock Fund -
Class A:
 Non-tax qualified ................................................              706      264.338201          186,623
 Tax qualified spectrum ...........................................          281,457      277.213327       78,023,631
 Non-tax qualified spectrum .......................................           98,328      235.229678       23,129,664
 Non-tax qualified spectrum (81-225) ..............................            3,994      256.252391        1,023,472
Massachusetts Investors Trust - Class A:
 Non-tax qualified ................................................              289      199.617423           57,689
 Tax qualified spectrum ...........................................          235,642      168.230713       39,642,222
 Non-tax qualified spectrum .......................................           63,779      150.943364        9,627,017
 Non-tax qualified spectrum (81-225) ..............................              982      160.362369          157,476
MFS Bond Fund - Class A:

 Non-tax qualified ................................................               56       57.457644            3,218
 Tax qualified spectrum ...........................................          296,161       48.832757       14,462,358
 Non-tax qualified spectrum .......................................          124,805       48.792845        6,089,591
 Non-tax qualified spectrum (81-225) ..............................              784       48.983649           38,403
MFS Emerging Growth Fund - Class A:
 Tax qualified spectrum ...........................................          276,955       74.260820       20,566,905
MFS Growth Opportunities Fund - Class A:
 Non-tax qualified ................................................            1,102      256.397950          282,551
 Tax qualified spectrum ...........................................          540,025      236.283783      127,599,150
 Non-tax qualified spectrum .......................................          114,789      200.709590       23,039,253
 Non-tax qualified spectrum (81-225) ..............................            9,598      221.460448        2,125,577
MFS High Income Fund - Class A:
 Non-tax qualified ................................................              217       76.334509           16,565
 Tax qualified spectrum ...........................................          214,222       66.310941       14,205,262
 Non-tax qualified spectrum .......................................           91,528       65.304939        5,977,230
 Non-tax qualified spectrum (81-225) ..............................            4,190       66.310941          277,843
MFS Research Fund - Class A:
 Non-tax qualified ................................................              434      221.469939           96,118
 Tax qualified spectrum ...........................................          186,365      216.708566       40,386,892
 Non-tax qualified spectrum .......................................           62,991      189.353287       11,927,553
 Non-tax qualified spectrum (81-225) ..............................            1,216      214.179022          260,442
MFS Total Return Fund - Class A:
 Tax qualified spectrum ...........................................          359,370      109.920643       39,502,181
 Non-tax qualified spectrum .......................................          109,211      106.399516       11,619,998
 Non-tax qualified spectrum (81-225) ..............................            1,014      108.851257          110,375



                                                                                       Total
                                                                          Expenses(*) Return(**)
                                                                          ----------- ----------
Nationwide Separate Account Trust -
Money Market Fund:
 Tax qualified spectrum ...........................................           1.56%     4.66%
 Non-tax qualified spectrum........................................           1.56%     4.66%
Reserves for annuity contracts in payout phase:
 Tax qualified.....................................................
 Non-tax qualified.................................................
 Tax qualified spectrum............................................
 Non-tax qualified spectrum........................................

The following is a summary for 1999:
 MFS Series Trust IV - MFS Money Market Fund:
 Non-tax qualified ................................................           1.32%     3.63%
 Tax qualified spectrum ...........................................           1.32%     3.32%
 Non-tax qualified spectrum .......................................           1.32%     3.32%
Massachusetts Investors Growth Stock Fund -
Class A:
 Non-tax qualified ................................................           1.24%    37.37%
 Tax qualified spectrum ...........................................           1.24%    36.95%
 Non-tax qualified spectrum .......................................           1.24%    36.95%
 Non-tax qualified spectrum (81-225) ..............................           1.24%    36.95%
Massachusetts Investors Trust - Class A:
 Non-tax qualified ................................................           1.32%     5.89%
 Tax qualified spectrum ...........................................           1.32%     5.57%
 Non-tax qualified spectrum .......................................           1.32%     5.57%
 Non-tax qualified spectrum (81-225) ..............................           1.32%     5.57%
MFS Bond Fund - Class A:

 Non-tax qualified ................................................           1.33%    (2.95)%
 Tax qualified spectrum ...........................................           1.33%    (3.25)%
 Non-tax qualified spectrum .......................................           1.33%    (3.25)%
 Non-tax qualified spectrum (81-225) ..............................           1.33%    (3.25)%
MFS Emerging Growth Fund - Class A:
 Tax qualified spectrum ...........................................           1.11%    48.13%
MFS Growth Opportunities Fund - Class A:
 Non-tax qualified ................................................           1.21%    31.50%
 Tax qualified spectrum ...........................................           1.21%    31.10%
 Non-tax qualified spectrum .......................................           1.21%    31.10%
 Non-tax qualified spectrum (81-225) ..............................           1.21%    31.10%
MFS High Income Fund - Class A:
 Non-tax qualified ................................................           1.38%     5.93%
 Tax qualified spectrum ...........................................           1.38%     5.61%
 Non-tax qualified spectrum .......................................           1.38%     5.61%
 Non-tax qualified spectrum (81-225) ..............................           1.38%     5.61%
MFS Research Fund - Class A:
 Non-tax qualified ................................................           1.25%    22.58%
 Tax qualified spectrum ...........................................           1.25%    22.21%
 Non-tax qualified spectrum .......................................           1.25%    22.21%
 Non-tax qualified spectrum (81-225) ..............................           1.25%    22.21%
MFS Total Return Fund - Class A:
 Tax qualified spectrum ...........................................           1.34%     0.95%
 Non-tax qualified spectrum .......................................           1.34%     0.95%
 Non-tax qualified spectrum (81-225) ..............................           1.34%     0.95%


                                                                                                  Unit                 Contract
                                                                                   Units        Fair Value           Owners' Equity
                                                                                   -----        ----------           --------------
   MFS World Governments Fund - Class A:
    Tax qualified spectrum........................................                   63,386      49.309941               3,125,560
    Non-tax qualified spectrum....................................                    8,381      48.073994                 402,908
    Non-tax qualified spectrum (81-225)...........................                      367      49.233289                  18,069
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum........................................                   20,531      25.451018                 522,535
    Non-tax qualified spectrum....................................                   22,201      25.467570                 565,406
                                                                               ============    ===========
   Reserves for annuity contracts in payout phase:
    Tax qualified.................................................                                                          74,006
    Non-tax qualified.............................................                                                          26,228
    Tax qualified spectrum........................................                                                       2,980,540
    Non-tax qualified spectrum....................................                                                       1,306,914
                                                                                                                     -------------
                                                                                                                      $523,978,984
                                                                                                                     =============
The following is a summary for 1998:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified.............................................                    6,827    $ 38.008785             $   259,486
    Tax qualified spectrum........................................                1,006,298      32.218020              32,420,929
    Non-tax qualified spectrum....................................                  568,052      32.240409              18,314,229
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified.............................................                      825     192.429178                 158,754
    Tax qualified spectrum........................................                  280,157     202.414393              56,707,809
    Non-tax qualified spectrum....................................                   95,701     171.758959              16,437,504
    Non-tax qualified spectrum (81-225)...........................                    3,999     187.109241                 748,250
   Massachusetts Investors Trust - Class A:
    Non-tax qualified.............................................                      289     188.520679                  54,482
    Tax qualified spectrum........................................                  278,446     159.361559              44,373,589
    Non-tax qualified spectrum....................................                   83,119     142.985600              11,884,820
    Non-tax qualified spectrum (81-225)...........................                    1,004     151.908034                 152,516
   MFS Bond Fund - Class A:
    Non-tax qualified.............................................                      342      59.205904                  20,248
    Tax qualified spectrum........................................                  402,734      50.471558              20,326,612
    Non-tax qualified spectrum....................................                  144,138      50.430297               7,268,922
    Non-tax qualified spectrum (81-225)...........................                      786      50.627514                  39,793
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum........................................                  320,469       50.13119              16,065,492
    Non-tax qualified spectrum (81-225)...........................                      779       50.13119                  39,052
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified.............................................                      830     194.984157                 161,837
    Tax qualified spectrum........................................                  633,469     180.233377             114,172,257
    Non-tax qualified spectrum....................................                  152,136     153.097965              23,291,712
    Non-tax qualified spectrum (81-225)...........................                   11,929     168.926385               2,015,123
   MFS High Income Fund - Class A:
    Non-tax qualified.............................................                      217      72.060325                  15,637
    Tax qualified spectrum........................................                  279,479      62.788270              17,548,003
    Non-tax qualified spectrum....................................                  119,105      61.835712               7,364,942
    Non-tax qualified spectrum (81-225)...........................                    4,449      62.788270                 279,345
   MFS Research Fund - Class A:
    Non-tax qualified.............................................                      390     180.672640                  70,462
    Tax qualified spectrum........................................                  225,728     177.325237              40,027,271
    Non-tax qualified spectrum....................................                   81,260     154.941343              12,590,534
    Non-tax qualified spectrum (81-225)...........................                    1,280     175.255390                 224,327



                                                                                                    Total
                                                                                    Expenses(*)   Return(**)
                                                                                    -----------   ----------
   MFS World Governments Fund - Class A:
    Tax qualified spectrum........................................                      1.22%      (4.76)%
    Non-tax qualified spectrum....................................                      1.22%      (4.76)%
    Non-tax qualified spectrum (81-225)...........................                      1.22%      (4.76)%
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum........................................                      1.30%       3.49%
    Non-tax qualified spectrum....................................                      1.30%       3.49%

   Reserves for annuity contracts in payout phase:
    Tax qualified.................................................
    Non-tax qualified.............................................
    Tax qualified spectrum........................................
    Non-tax qualified spectrum....................................


The following is a summary for 1998:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified.............................................                      1.33%       3.91%
    Tax qualified spectrum........................................                      1.33%       3.59%
    Non-tax qualified spectrum....................................                      1.33%       3.59%
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified.............................................                      1.29%      38.60%
    Tax qualified spectrum........................................                      1.29%      38.18%
    Non-tax qualified spectrum....................................                      1.29%      38.18%
    Non-tax qualified spectrum (81-225)...........................                      1.29%      38.18%
   Massachusetts Investors Trust - Class A:
    Non-tax qualified.............................................                      1.32%      21.72%
    Tax qualified spectrum........................................                      1.32%      21.35%
    Non-tax qualified spectrum....................................                      1.32%      21.35%
    Non-tax qualified spectrum (81-225)...........................                      1.32%      21.35%
   MFS Bond Fund - Class A:
    Non-tax qualified.............................................                      1.31%       3.43%
    Tax qualified spectrum........................................                      1.31%       3.12%
    Non-tax qualified spectrum....................................                      1.31%       3.12%
    Non-tax qualified spectrum (81-225)...........................                      1.31%       3.12%
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum........................................                      1.24%      22.87%
    Non-tax qualified spectrum (81-225)...........................                      1.24%      22.87%
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified.............................................                      1.30%      27.88%
    Tax qualified spectrum........................................                      1.30%      27.49%
    Non-tax qualified spectrum....................................                      1.30%      27.49%
    Non-tax qualified spectrum (81-225)...........................                      1.30%      27.49%
   MFS High Income Fund - Class A:
    Non-tax qualified.............................................                      1.38%       0.02%
    Tax qualified spectrum........................................                      1.38%      (0.28)%
    Non-tax qualified spectrum....................................                      1.38%      (0.28)%
    Non-tax qualified spectrum (81-225)...........................                      1.38%      (0.28)%
   MFS Research Fund - Class A:
    Non-tax qualified.............................................                      1.31%      21.69%
    Tax qualified spectrum........................................                      1.31%      21.33%
    Non-tax qualified spectrum....................................                      1.31%      21.33%
    Non-tax qualified spectrum (81-225)...........................                      1.31%      21.33%



                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                        Unit
                                                                                    Units            Fair Value    Owners' Equity
   MFS Total Return Fund - Class A:
    Non-tax qualified ...................................................              146           117.432831           17,145
    Tax qualified spectrum ..............................................          465,417           108.882919       50,675,962
    Non-tax qualified spectrum ..........................................          127,066           105.395033       13,392,125
    Non-tax qualified spectrum (81-225) .................................            1,118           107.823630          120,547
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................           85,861            51.773614        4,445,334
    Non-tax qualified spectrum ..........................................           16,423            50.475906          828,966
    Non-tax qualified spectrum (81-225) .................................              709            51.693122           36,650
   Nationwide Separate Account Trust -
   Money Market Fund:
    Tax qualified spectrum ..............................................           32,830            24.593912          807,418
    Non-tax qualified spectrum ..........................................           22,624            24.609906          556,775
                                                                               ===========       ==============
   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................                                                65,104
    Non-tax qualified ...................................................                                                41,989
    Tax qualified spectrum ..............................................                                             2,737,591
    Non-tax qualified spectrum ..........................................                                             1,239,194
                                                                                                                   ------------
                                                                                                                   $517,998,737
                                                                                                                   ============
The following is a summary for 1997:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................            6,828          $ 36.580276    $     249,770
    Tax qualified spectrum ..............................................        1,143,756            31.101395       35,572,407
    Non-tax qualified spectrum ..........................................          556,766            31.123008       17,328,233
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................              850           138.838952          118,013
    Tax qualified spectrum ..............................................          289,531           146.486721       42,412,447
    Non-tax qualified spectrum ..........................................           88,204           124.301472       10,963,887
    Non-tax qualified spectrum (81-225) .................................            4,090           135.410415          553,829
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................               16           164.129808            2,626
    Non-tax qualified ...................................................              289           154.878002           44,760
    Tax qualified spectrum ..............................................          312,848           131.320106       41,083,233
    Non-tax qualified spectrum ..........................................          103,123           117.825672       12,150,537
    Non-tax qualified spectrum (81-225) .................................            1,827           125.178102          228,700
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................              595            57.243116           34,060
    Tax qualified spectrum ..............................................          453,678            48.946623       22,206,006
    Non-tax qualified spectrum ..........................................          147,342            48.906597        7,205,996
    Non-tax qualified spectrum (81-225) .................................              789            49.097863           38,738
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................          385,073            40.798757       15,710,500
    Non-tax qualified spectrum (81-225) .................................              674            40.798757           27,498
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified ...................................................            1,008           152.474948          153,695
    Tax qualified spectrum ..............................................          732,936           141.368069      103,613,747
    Non-tax qualified spectrum ..........................................          172,812           120.084102       20,751,974
    Non-tax qualified spectrum (81-225) .................................           12,840           132.499304        1,701,291


                                                                                            Contract              Total
                                                                                           Expenses(*)          Return(**)
   MFS Total Return Fund - Class A:
    Non-tax qualified ...................................................                     1.33%               10.50%
    Tax qualified spectrum ..............................................                     1.33%               10.17%
    Non-tax qualified spectrum ..........................................                     1.33%               10.17%
    Non-tax qualified spectrum (81-225) .................................                     1.33%               10.17%
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................                     1.25%                2.79%
    Non-tax qualified spectrum ..........................................                     1.25%                2.79%
    Non-tax qualified spectrum (81-225) .................................                     1.25%                2.79%
   Nationwide Separate Account Trust -
   Money Market Fund:
    Tax qualified spectrum ..............................................                     1.31%                3.90%
     Non-tax qualified spectrum .........................................                     1.31%                3.90%

   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................
    Non-tax qualified ...................................................
    Tax qualified spectrum ..............................................
    Non-tax qualified spectrum ..........................................

The following is a summary for 1997:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................                     1.33%                3.86%
    Tax qualified spectrum ..............................................                     1.33%                3.54%
    Non-tax qualified spectrum ..........................................                     1.33%                3.54%
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................                     1.33%               46.67%
    Tax qualified spectrum ..............................................                     1.33%               46.23%
    Non-tax qualified spectrum ..........................................                     1.33%               46.23%
    Non-tax qualified spectrum (81-225) .................................                     1.33%               46.23%
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................                     1.37%               30.38%
    Non-tax qualified ...................................................                     1.37%               30.38%
    Tax qualified spectrum ..............................................                     1.37%               29.98%
    Non-tax qualified spectrum ..........................................                     1.37%               29.98%
    Non-tax qualified spectrum (81-225) .................................                     1.37%               29.98%
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................                     1.28%                9.25%
    Tax qualified spectrum ..............................................                     1.28%                8.92%
    Non-tax qualified spectrum ..........................................                     1.28%                8.92%
    Non-tax qualified spectrum (81-225) .................................                     1.28%                8.92%
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................                     1.32%               19.07%
    Non-tax qualified spectrum (81-225) .................................                     1.32%               19.07%
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified ...................................................                     1.36%               22.05%
    Tax qualified spectrum ..............................................                     1.36%               21.68%
    Non-tax qualified spectrum ..........................................                     1.36%               21.68%
    Non-tax qualified spectrum (81-225) .................................                     1.36%               21.68%

                                                                                                        Unit           Contract
                                                                                  Units               Fair Value    Owners' Equity
   MFS High Income Fund - Class A:
    Non-tax qualified ...................................................             358               72.045586          25,792
    Tax qualified spectrum ..............................................         332,136               62.966234      20,913,353
    Non-tax qualified spectrum ..........................................         154,453               62.010978       9,577,782
    Non-tax qualified spectrum (81-225) .................................           4,996               62.966234         314,579
   MFS Research Fund - Class A:
    Non-tax qualified ...................................................             390              148.464541          57,901
    Tax qualified spectrum ..............................................         265,836              146.156474      38,853,652
    Non-tax qualified spectrum ..........................................          93,659              127.707031      11,960,913
    Non-tax qualified spectrum (81-225) .................................           1,318              144.450450         190,386
   MFS Total Return Fund - Class A:
    Tax qualified .......................................................             131              108.143295          14,167
    Tax qualified spectrum ..............................................         570,631               98.832664      56,396,982
    Non-tax qualified spectrum ..........................................         145,316               95.666722      13,901,905
    Non-tax qualified spectrum (81-225) .................................             805               97.871152          78,786
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................         115,417               50.368842       5,813,421
    Non-tax qualified spectrum ..........................................          15,550               49.106357         763,604
    Non-tax qualified spectrum (81-225) .................................             666               50.290543          33,494
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum ..............................................          41,782               23.669908         988,976
    Non-tax qualified spectrum ..........................................          26,117               23.685302         618,589
                                                                               ==========             ===========
   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................                                                  57,958
    Non-tax qualified ...................................................                                                  59,810
    Tax qualified spectrum ..............................................                                               2,494,828
    Non-tax qualified spectrum ..........................................                                               1,171,829
                                                                                                                    -------------
                                                                                                                    $ 496,440,654
                                                                                                                    =============
The following is a summary for 1996:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................           4,058     $         35.222087   $     142,931
    Tax qualified spectrum ..............................................       1,343,440               30.037656      40,353,789
    Non-tax qualified spectrum ..........................................         615,505               30.058530      18,501,176
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................             498               94.658415          47,140
    Tax qualified spectrum ..............................................         297,134              100.175691      29,765,604
    Non-tax qualified spectrum ..........................................          86,801               85.004193       7,378,449
    Non-tax qualified spectrum (81-225) .................................           5,470               92.601102         506,528
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................              16              125.889283           2,014
    Non-tax qualified ...................................................         331,572              101.029680      33,498,613
    Tax qualified spectrum ..............................................          96,073               90.647891       8,708,815
    Non-tax qualified spectrum ..........................................           2,037               96.304396         196,172
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................           3,321               52.397975         174,014
    Tax qualified spectrum ..............................................         509,516               44.939826      22,897,560
    Non-tax qualified spectrum ..........................................         208,403               44.903088       9,357,938
    Non-tax qualified spectrum (81-225) .................................           1,597               45.078692          71,991
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................         437,204               34.264981      14,980,787
    Non-tax qualified spectrum (81-225) .................................             675               34.264981          23,129

                                                                                                                  Total
                                                                                            Expenses(*)          Return(**)
   MFS High Income Fund - Class A:
    Non-tax qualified ...................................................                      1.34%               11.73%
    Tax qualified spectrum ..............................................                      1.34%               11.39%
    Non-tax qualified spectrum ..........................................                      1.34%               11.39%
    Non-tax qualified spectrum (81-225) .................................                      1.34%               11.39%
   MFS Research Fund - Class A:
    Non-tax qualified ...................................................                      1.34%               19.32%
    Tax qualified spectrum ..............................................                      1.34%               18.96%
    Non-tax qualified spectrum ..........................................                      1.34%               18.96%
    Non-tax qualified spectrum (81-225) .................................                      1.34%               18.96%
   MFS Total Return Fund - Class A:
    Tax qualified .......................................................                      1.32%               19.36%
    Tax qualified spectrum ..............................................                      1.32%               19.00%
    Non-tax qualified spectrum ..........................................                      1.32%               19.00%
    Non-tax qualified spectrum (81-225) .................................                      1.32%               19.00%
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................                      1.29%               (1.00)%
    Non-tax qualified spectrum ..........................................                      1.29%               (1.00)%
    Non-tax qualified spectrum (81-225) .................................                      1.29%               (1.00)%
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum ..............................................                      1.32%                3.89%
    Non-tax qualified spectrum ..........................................                      1.32%                3.89%
   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................
    Non-tax qualified ...................................................
    Tax qualified spectrum ..............................................
    Non-tax qualified spectrum ..........................................

The following is a summary for 1996:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................                      1.34%                3.70%
    Tax qualified spectrum ..............................................                      1.34%                3.38%
    Non-tax qualified spectrum ..........................................                      1.34%                3.38%
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................                      1.34%               21.61%
    Tax qualified spectrum ..............................................                      1.34%               21.24%
    Non-tax qualified spectrum ..........................................                      1.34%               21.24%
    Non-tax qualified spectrum (81-225) .................................                      1.34%               21.24%
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................                      1.30%               24.63%
    Non-tax qualified ...................................................                      1.30%               24.25%
    Tax qualified spectrum ..............................................                      1.30%               24.25%
    Non-tax qualified spectrum ..........................................                      1.30%               24.25%
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................                      1.30%                2.90%
    Tax qualified spectrum ..............................................                      1.30%                2.58%
    Non-tax qualified spectrum ..........................................                      1.30%                2.58%
    Non-tax qualified spectrum (81-225) .................................                      1.30%                2.58%
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................                      1.37%               13.28%
    Non-tax qualified spectrum (81-225) .................................                      1.37%               13.28%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                             Unit         Contract
                                                                               Units       Fair Value   Owners' Equity
                                                                               -----       ----------   --------------
MFS Growth Opportunities Fund - Class A:
  Non-tax qualified ...................................................          2,724     124.926291         340,299
  Tax qualified spectrum ..............................................        822,246     116.177967      95,526,869
  Non-tax qualified spectrum ..........................................        182,479      98.686554      18,008,224
  Non-tax qualified spectrum (81-225) .................................         14,732     108.889502       1,604,160
MFS High Income Fund - Class A:
  Non-tax qualified ...................................................            358      64.483775          23,085
  Tax qualified spectrum ..............................................        408,255      56.528677      23,078,115
  Non-tax qualified spectrum ..........................................        176,997      55.671087       9,853,615
  Non-tax qualified spectrum (81-225) .................................          6,379      56.528677         360,596
MFS Research Fund - Class A:
  Non-tax qualified ...................................................            110     124.427653          13,687
  Tax qualified spectrum ..............................................        283,320     122.865333      34,810,206
  Non-tax qualified spectrum ..........................................        105,263     107.355935      11,300,608
  Non-tax qualified spectrum (81-225) .................................          1,676     121.431177         203,519
MFS Total Return Fund - Class A:
  Tax qualified .......................................................            131      90.602325          11,869
  Tax qualified spectrum ..............................................        671,118      83.053566      55,738,743
  Non-tax qualified spectrum ..........................................        167,776      80.393080      13,488,029
  Non-tax qualified spectrum (81-225) .................................          1,979      82.245579         162,764
MFS World Governments Fund - Class A:
  Tax qualified spectrum ..............................................        143,438      50.880072       7,298,136
  Non-tax qualified spectrum ..........................................         22,367      49.604787       1,109,510
  Non-tax qualified spectrum (81-225) .................................          1,811      50.800980          92,001
Nationwide Separate Account Trust -
Money Market Fund:
  Tax qualified spectrum ..............................................         55,730      22.783414       1,269,720
  Non-tax qualified spectrum ..........................................         32,499      22.798231         740,920
                                                                             =========   ============
Reserves for annuity contracts in payout phase:
  Tax qualified........................................................                                        52,535
  Non-tax qualified....................................................                                        70,050
  Tax qualified spectrum...............................................                                     2,541,149
  Non-tax qualified spectrum...........................................                                     1,095,969
                                                                                                        -------------
                                                                                                        $ 465,401,028
                                                                                                        =============

                                                                                                  Total
                                                                                  Expenses(*)   Return(**)
                                                                                  -----------   ----------
MFS Growth Opportunities Fund - Class A:
  Non-tax qualified ...................................................               1.36       20.64%
  Tax qualified spectrum ..............................................               1.36       20.27%
  Non-tax qualified spectrum ..........................................               1.36       20.27%
  Non-tax qualified spectrum (81-225) .................................               1.36       20.27%
MFS High Income Fund - Class A:
  Non-tax qualified ...................................................               1.33       11.43%
  Tax qualified spectrum ..............................................               1.33       11.09%
  Non-tax qualified spectrum ..........................................               1.33       11.09%
  Non-tax qualified spectrum (81-225) .................................               1.33       11.09%
MFS Research Fund - Class A:
  Non-tax qualified ...................................................               1.35       23.22%
  Tax qualified spectrum ..............................................               1.35       22.85%
  Non-tax qualified spectrum ..........................................               1.35       22.85%
  Non-tax qualified spectrum (81-225) .................................               1.35       22.85%
MFS Total Return Fund - Class A:
  Tax qualified .......................................................               1.31       13.48%
  Tax qualified spectrum ..............................................               1.31       13.13%
  Non-tax qualified spectrum ..........................................               1.31       13.13%
  Non-tax qualified spectrum (81-225) .................................               1.31       13.13%
MFS World Governments Fund - Class A:
  Tax qualified spectrum ..............................................               1.30        4.02%
  Non-tax qualified spectrum ..........................................               1.30        4.02%
  Non-tax qualified spectrum (81-225) .................................               1.30        4.02%
Nationwide Separate Account Trust -
Money Market Fund:
  Tax qualified spectrum ..............................................               1.33        3.74%
  Non-tax qualified spectrum ..........................................               1.33        3.74%

Reserves for annuity contracts in payout phase:
  Tax qualified........................................................
  Non-tax qualified....................................................
  Tax qualified spectrum...............................................
  Non-tax qualified spectrum...........................................





  (*) This represents expenses as a percentage of the average net assets of the variable account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 (**) This represents the annual total return for the one-year period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(***) Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) Financial Statements:
             (1) Financial statements included in Prospectus
                 (Part A): Condensed Financial Information.
             (2) Financial statements included in Part B: Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).


         MFS Variable Account:
                 Independent Auditors' Report.
                 Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.
                 Statements of Operations for the year ended December 31, 2000. Statements of and Changes in Contract Owners' Equity for the years ended December 31, 2000 and 1999.
                 Notes to Financial Statements.



         Nationwide Life Insurance Company and Subsidiaries:
                 Independent Auditors' Report.
                 Consolidated Balance Sheets as of December 31, 2000 and 1999. Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.
                 Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.
                 Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.
                 Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

                (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.
                (2) Not Applicable
                (3) Underwriting or Distribution of contracts between the
                    Registrant and Principal Underwriter - Attached hereto.
                (4) The form of the variable annuity contract -
                    Filed previously with Post-Effective Amendment No. 19 to the Registration Statement and hereby incorporated by reference.
                (5) Variable Annuity Application - Filed previously with the
                    Registration Statement, and hereby incorporated by reference.
                (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement, and hereby incorporated by reference.
                (7) Not Applicable
                (8) Not Applicable
                (9) Opinion of Counsel - Filed previously with the Registration
                    Statement, and hereby incorporated by reference.
               (10) Not Applicable
               (11) Not Applicable
               (12) Not Applicable
               (13) Not Applicable

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


            NAME AND PRINCIPAL                      POSITIONS AND OFFICES
             BUSINESS ADDRESS                          WITH DEPOSITOR
          Lewis J. Alphin                                 Director
          519 Bethel Church Road
          Mount Olive, NC 28365-6107

          A. I. Bell                                      Director
          4121 North River Road West
          Zanesville, OH 43701

          Yvonne M. Curl                                  Director
          Avaya Inc.
          Room 3C322
          211 Mt. Airy Road
          Basking Ridge, NJ 07290

          Kenneth D. Davis                                Director
          7229 Woodmansee Road
          Leesburg, OH 45135

          Keith W. Eckel                                  Director
          1647 Falls Road
          Clarks Summit, PA 18411

          Willard J. Engel                                Director
          301 East Marshall Street
          Marshall, MN 56258

          Fred C. Finney                                  Director
          1558 West Moreland Road
          Wooster, OH 44691

          Joseph J. Gasper                  President and Chief Operating Officer
          One Nationwide Plaza                          and Director
          Columbus, OH  43215

          W.G. Jurgensen                          Chief Executive Officer
          One Nationwide Plaza                          and Director
          Columbus, OH 43215

          David O. Miller                   Chairman of the Board and Director
          115 Sprague Drive
          Hebron, OH 43025

          Ralph M. Paige                                  Director
          Federation of Southern
          Cooperatives/Land Assistance
          Fund
          2769 Church Street
          East Point, GA  30344

          James F. Patterson                              Director
          8765 Mulberry Road
          Chesterland, OH  44026

            NAME AND PRINCIPAL                      POSITIONS AND OFFICES
             BUSINESS ADDRESS                          WITH DEPOSITOR
          Arden L. Shisler                                Director
          1356 North Wenger Road
          Dalton, OH  44618

          Robert L. Stewart                               Director
          88740 Fairview Road
          Jewett, OH  43986

          Richard D. Headley                      Executive Vice President
          One Nationwide Plaza
          Columbus, OH 43215

          Michael S. Helfer                      Executive Vice President -
          One Nationwide Plaza                       Corporate Strategy
          Columbus, OH 43215

          Donna A. James.                        Executive Vice President -
          One Nationwide Plaza                  Chief Administrative Officer
          Columbus, OH 43215

          Robert A. Oakley                       Executive Vice President -
          One Nationwide Plaza              Chief Financial Officer and Treasurer
          Columbus, OH 43215

          Robert J. Woodward, Jr.                Executive Vice President -
          One Nationwide Plaza                    Chief Investment Officer
          Columbus, Ohio 43215

          John R. Cook, Jr.                        Senior Vice President -
          One Nationwide Plaza                  Chief Communications Officer
          Columbus, OH 43215

          Thomas L. Crumrine                        Senior Vice President
          One Nationwide Plaza
          Columbus, OH 43215

          David A. Diamond                         Senior Vice President -
          One Nationwide Plaza                       Corporate Strategy
          Columbus, OH 43215

          Philip C. Gath                           Senior Vice President -
          One Nationwide Plaza              Chief Actuary - Nationwide Financial
          Columbus, OH  43215

          Patricia R. Hatler                       Senior Vice President,
          One Nationwide Plaza                 General Counsel and Secretary
          Columbus, OH 43215

          David K. Hollingsworth                   Senior Vice President -
          One Nationwide Plaza                    Business Development and
          Columbus, OH 43215                          Sponsor Relations

          David R. Jahn                            Senior Vice President -
          One Nationwide Plaza                       Project Management
          Columbus, OH 43215

            NAME AND PRINCIPAL                      POSITIONS AND OFFICES
             BUSINESS ADDRESS                          WITH DEPOSITOR
          Richard A. Karas                     Senior Vice President - Sales -
          One Nationwide Plaza                       Financial Services
          Columbus, OH 43215

          Gregory S. Lashutka                      Senior Vice President -
          One Nationwide Plaza                       Corporate Relations
          Columbus, OH 43215

          Edwin P. McCausland, Jr.                 Senior Vice President -
          One Nationwide Plaza                     Fixed Income Securities
          Columbus, OH 43215

          Mark D. Phelan                           Senior Vice President -
          One Nationwide Plaza                    Technology and Operations
          Columbus, OH 43215

          Douglas C. Robinette                     Senior Vice President -
          One Nationwide Plaza                             Claims
          Columbus, OH 43215

          Mark R. Thresher                         Senior Vice President -
          One Nationwide Plaza                 Finance - Nationwide Financial
          Columbus, OH 43215

          Richard M. Waggoner                      Senior Vice President -
          One Nationwide Plaza                           Operations
          Columbus, OH 43215

          Susan A. Wolken                     Senior Vice President - Product
          One Nationwide Plaza                   Management and Nationwide
          Columbus, OH 43215                        Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

*     Subsidiaries for which separate financial statements are filed

**    Subsidiaries included in the respective consolidated financial statements

*** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

****  Other subsidiaries


---------------------------------------------------------------------------------------------------------------------------
       COMPANY                       STATE/COUNTRY       NO. VOTING                     PRINCIPAL BUSINESS
                                    OF ORGANIZATION      SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.          Texas                              Holding company

The 401(k) Company                  Texas                              Third-party administrator for 401(k)
                                                                       plans

401(k) Investment Advisors, Inc.    Texas                              Investment advisor registered with the SEC

401(k) Investments Services, Inc.   Texas                              NASD registered broker-dealer

Affiliate Agency, Inc.              Delaware                           Insurance agency marketing life insurance
                                                                       and annuity products through financial institutions

Affiliate Agency of Ohio, Inc.      Ohio                               Insurance agency marketing life insurance
                                                                       and annuity products through financial institutions

AGMC Reinsurance, Ltd.              Turks and Caico                    Reinsurance company
                                    Islands

AID Finance Services, Inc.          Iowa                               Holding company

Allied Document Solutions, Inc.     Iowa                               General printing services

ALLIED General Agency Company       Iowa                               Managing general agent and surplus lines broker
                                                                       for property and casualty insurance products

ALLIED Group, Inc.                  Iowa                               Property and casualty holding company

ALLIED Group Insurance              Iowa                               Direct marketer for property and casualty
Marketing Company                                                      insurance products

ALLIED Property and                 Iowa                               Underwrites general property and casualty
Casualty Insurance Company                                             insurance

Allnations, Inc.                    Ohio                               Promotes international cooperative insurance
                                                                       organizations

AMCO Insurance Company              Iowa                               Underwrites general property and casualty insurance

American Marine Underwriters, Inc.  Florida                            Underwriting manager for ocean cargo and bulk insurance

Asset Management Holdings, P/C      United Kingdom                     Holding company

Auto Direkt Insurance Company       Germany                            Insurance company

Cal-Ag Insurance services, Inc.     California                         Captive insurance brokerage firm

CalFarm Insurance Agency            California                         Former marketing company for traditional agent producers
                                                                       of CalFarm Insurance Company

CalFarm Insurance Company           California                         Multi-line insurance company

---------------------------------------------------------------------------------------------------------------------------
       COMPANY                       STATE/COUNTRY       NO. VOTING                     PRINCIPAL BUSINESS
                                    OF ORGANIZATION      SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Caliber Funding                     Delaware                           A limited purpose corporation

Colonial County Mutual Insurance    Texas                              Insurance company
Company

Columbus Insurance Brokerage and    Germany                            General service insurance broker
Service GmbH

Cooperative Service Company         Nebraska                           Insurance agency that sells and services commercial
                                                                       insurance

Damian Securities Limited           England/Wales                      Investment holding company

Depositors Insurance Company        Iowa                               Underwrites property and casualty insurance

Discover Insurance Agency           Texas                              Insurance agency
of Texas, LLC

Discover Insurance Agency, LLC      Texas                              Insurance agency

eNationwide, LLC                    Ohio                               Limited liability company that provides administrative
                                                                       services to Nationwide's direct operations

Excaliber Funding Corporation       Delaware                           Limited purpose corporation

F&B, Inc.                           Iowa                               Insurance agency

Farmland Mutual Insurance Company   Iowa                               Mutual insurance company

Fenplace Limited                    England/Wales                      Inactive

Fenplace Two Ltd.                   England/Wales                      Previously provided investment management and
                                                                       advisory services to business, institutional and
                                                                       private investors; transferred investment management
                                                                       activity to Gartmore Investment Limited

Financial Horizons Distributors     Alabama                            Insurance agency marketing life insurance and annuity
Agency of Alabama, Inc.                                                products through financial institutions

Financial Horizons Distributors     Ohio                               Insurance marketing life insurance and annuity
Agency of Ohio, Inc.                                                   products through financial institutions

Financial Horizons Distributors     Oklahoma                           Insurance marketing life insurance and annuity
Agency of Oklahoma, Inc.                                               products through financial institutions

Financial Horizons Distributors     Texas                              Insurance marketing life insurance and annuity
Agency of Texas, Inc.                                                  products through financial institutions

*Financial Horizons Investment      Massachusetts                      Diversified, open-end investment company
Trust

Financial Horizons Securities       Oklahoma                           Limited broker-dealer doing business solely in
Corporation                                                            the financial institution market

Gartmore 1990 Ltd.                  England/Wales                      A general partner in a limited partnership formed to
                                                                       invest in unlisted securities

Gartmore 1990 Trustee Ltd.          England/Wales                      Inactive

---------------------------------------------------------------------------------------------------------------------------
       COMPANY                       STATE/COUNTRY       NO. VOTING                     PRINCIPAL BUSINESS
                                    OF ORGANIZATION      SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Gartmore Capital Management Ltd.    England/Wales                      Investment management and advisory services to
                                                                       business, institutional and private investors;
                                                                       transferred investment management activity to Gartmore
                                                                       Investment Limited

Gartmore Europe Ltd.                England/Wales                      Investment holding company

Gartmore Fund Managers              Jersey, Channel                    Investment administration and support
International Limited               Islands

Gartmore Fund Managers Ltd.         England/Wales                      Authorized unit trust management

Gartmore Indosuez UK Recovery Fund  England/Wales                      General partner in two limited partnerships formed to
                                                                       invest in unlisted securities

Gartmore Investment Ltd.            England/Wales                      Investment management and advisory services to pension
                                                                       funds, unit trusts and other collective investment
                                                                       schemes, investment trusts and portfolios for
                                                                       corporate and other institutional clients

Gartmore Investment Management      Jersey, Channel                    Investment management services
(Channel Islands) Limited           Islands

Gartmore Investment Management plc  England/Wales                      Investment holding company

Gartmore Investment Services GmbH   Germany                            Marketing support

Gartmore Investment Services Ltd.   England/Wales                      Investment holding company

Gartmore Japan Limited              Japan                              Investment management

Gartmore Nominees Ltd.              England/Wales                      Inactive

Gartmore Nominees (Jersey) Ltd.     Jersey, Channel                    Inactive
                                    Islands

Gartmore Pension Fund Trustees,     England/Wales                      Trustee of Gartmore Pension Scheme
Ltd.

Gartmore Scotland Ltd.              Scotland                           Inactive

Gartmore Securities Ltd.            England/Wales                      Investment holding company; joint partner in Gartmore
                                                                       Global Partners

Gartmore U.S. Ltd.                  England/Wales                      Joint partner in Gartmore Global Partners

GIL Nominees Ltd.                   England/Wales                      Inactive

GatesMcDonald Health Plus Inc.      Ohio                               Managed care organization

Gates, McDonald & Company           Ohio                               Services employers for managing workers' and
                                                                       unemployment compensation matters

Gates, McDonald & Company           Nevada                             Self-insurance administration, claims examinations
of Nevada                                                              and data processing services

---------------------------------------------------------------------------------------------------------------------------
       COMPANY                       STATE/COUNTRY       NO. VOTING                     PRINCIPAL BUSINESS
                                    OF ORGANIZATION      SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company           New York                           Workers' compensation/self-insured claims
of New York, Inc.                                                      administration services to employers with exposure in
                                                                       New York

Insurance Intermediaries, Inc.      Ohio                               Insurance agency providing commercial property and
                                                                       casualty brokerage services

Landmark Financial Services of      New York                           Insurance agency marketing life insurance and annuity
New York, Inc.                                                         products through financial institutions

Leben Direkt Insurance Company      Germany                            Life insurance through direct mail

Lone Star General Agency, Inc.      Texas                              General agent to market non-standard automobile and
                                                                       motorcycle insurance for Colonial Mutual Insurance
                                                                       Company

MedProSolutions, Inc.               Massachusetts                      Provides third-party administration services for
                                                                       workers compensation, automobile injury and
                                                                       disability claims

Morley & Associates, Inc.           Oregon                             Insurance brokerage

Morley Capital Management, Inc.     Oregon                             Investment adviser and stable value money management

Morley Financial Services, Inc.     Oregon                             Holding company

Morley Research Associates, Ltd.    Delaware                           Credit research consulting

**MRM Investments, Inc.             Ohio                               Owns and operates a recreational ski facility

**National Casualty Company         Wisconsin                          Insurance company

National Casualty Company           England                            Insurance company
of America, Ltd.

National Deferred Compensation,     Ohio                               Administers deferred compensation plans for public
Inc.                                                                   employees

**National Premium and Benefit      Delaware                           Provides third-party administration services
Administration Company

Nationwide Advisory Services, Inc.  Ohio                               Registered broker-dealer providing investment
                                                                       management and administrative services

Nationwide Affinity Insurance       Kansas                             Insurance company
Company of America

**Nationwide Agency, Inc.           Ohio                               Insurance agency

Nationwide Agribusiness Insurance   Iowa                               Provides property and casualty insurance primarily
Company                                                                to agricultural business

Nationwide Arena, LLC               Ohio                               Limited liability company related to arena development

---------------------------------------------------------------------------------------------------------------------------
       COMPANY                       STATE/COUNTRY       NO. VOTING                     PRINCIPAL BUSINESS
                                    OF ORGANIZATION      SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Asset Allocation Trust  Ohio                               Diversified open-end investment company

Nationwide Asset Management         United Kingdom                     Holding company
Holdings, Ltd.

Nationwide Assurance Company        Wisconsin                          Underwrites non-standard automobile and motorcycle
                                                                       insurance

Nationwide Cash Management Company  Ohio                               Investment securities agent

Nationwide Corporation              Ohio                               Holding company for entities affiliated with
                                                                       Nationwide Mutual Insurance Company

Nationwide Exclusive Distribution   Ohio                               A limited liability company providing agency
Company, LLC                                                           support services to Nationwide exclusive agents

Nationwide Financial Assignment     Ohio                               Assignment company to administer structured settlement
Company                                                                business

Nationwide Financial Institution    Delaware                           Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution    New Mexico                         Insurance agency
Distributors Agency, Inc. of
New Mexico

Nationwide Financial Institution    Massachusetts                      Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services       Bermuda                            Long-term insurer which issued variable annuity
(Bermuda) Ltd.                                                         and variable life products to persons outside the U.S.
                                                                       and Bermuda

Nationwide Financial Services       Delaware                           Trust which issues and sells securities and uses
Capital Trust                                                          proceeds to acquire debentures

Nationwide Financial Services       Delaware                           Trust which issues and sells securities and uses
Capital Trust II                                                       proceeds to acquire debentures

Nationwide Financial Services,      Delaware                           Holding company for entities associated with
Inc.                                                                   Nationwide Mutual Insurance Company

Nationwide Foundation               Ohio                               Not-for profit corporation

Nationwide General Insurance        Ohio                               Primarily provides automobile and fire insurance to
Company                                                                select customers

Nationwide Global Finance, LLC      Ohio                               Acts as a support company for Nationwide Global
                                                                       Holdings, Inc. and its international capitalization
                                                                       efforts

Nationwide Global Funds             Luxembourg                         Exempted company with limited liability for purpose
                                                                       of issuing investment shares to segregated asset
                                                                       accounts of Nationwide Financial Services (Bermuda)
                                                                       Ltd. and to non-U.S. resident investors

---------------------------------------------------------------------------------------------------------------------------
       COMPANY                       STATE/COUNTRY       NO. VOTING                     PRINCIPAL BUSINESS
                                    OF ORGANIZATION      SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.    Ohio                               Holding company for Nationwide Insurance Enterprise
                                                                       international operations

Nationwide Global Holdings, Inc.    Grand Duchy of                     Analyzes European market of life insurance
-NGH Luxembourg Branch              Luxembourg

Nationwide Global Japan, Inc.       Delaware                           Holding company

Nationwide Global Limited           Hong Kong                          Primarily a holding company for Nationwide Global
                                                                       Holdings, Inc. Asian operations

Nationwide Global Holdings-NGH      Brazil                             Holding company
Brasil Participacoes LTDA

Nationwide Health Plans, Inc.       Ohio                               Health insuring organization

Nationwide Home Mortgage Company    Iowa                               Mortgage lendor

Nationwide Holdings, SA             Brazil                             Participates in other companies related to
                                                                       international operations

*Nationwide Indemnity Company       Ohio                               Reinsurance company assuming business from Nationwide
                                                                       Mutual Insurance Company and other insurers within the
                                                                       Nationwide Insurance Enterprise

Nationwide Insurance Company of     Wisconsin                          Independent agency personal lines underwriter of
America                                                                property and casualty insurance

Nationwide Insurance Company of     Ohio                               Transacts general insurance business except
Florida                                                                life insurance

Nationwide International            California                         Special risks, excess and surplus lines underwriting
Underwriters                                                           manager

Nationwide Investing Foundation     Michigan                           Provides investors with continuous source of
                                                                       investment under management of trustees

*Nationwide Investing               Massachusetts                      Diversified, open-end investment company
Foundation II

Nationwide Investment Services      Oklahoma                           Registered broker-dealer
Corporation

Nationwide Investors Services,      Ohio                               Stock transfer agent
Inc.

**Nationwide Life and Annuity       Ohio                               Life insurance company
Insurance Company

**Nationwide Life Insurance         Ohio                               Life insurance company
Company

Nationwide Lloyds                   Texas                              Commercial property insurance in Texas

Nationwide Management Systems,      Ohio                               Preferred provider organization, products and related
Inc.                                                                   services

Nationwide Mutual Fire Insurance    Ohio                               Mutual insurance company
Company

---------------------------------------------------------------------------------------------------------------------------
       COMPANY                       STATE/COUNTRY       NO. VOTING                     PRINCIPAL BUSINESS
                                    OF ORGANIZATION      SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Mutual Funds            Ohio                               Diversified, open-end investment company

Nationwide Mutual                   Ohio                               Mutual insurance company Insurance Company

Nationwide Properties, Ltd.         Ohio                               Develop, own and operate real estate and real estate
                                                                       investments

Nationwide Property and Casualty    Ohio                               Insurance company
Insurance Company

Nationwide Realty Investors, Inc.   Ohio                               Develop, own and operate real estate and real estate
                                                                       investments

Nationwide Retirement Plan          Ohio                               Insurance agency
Services, Inc.

Nationwide Retirement Solutions,    Delaware                           Market and administer deferred compensation plans for
Inc.                                                                   public employees

Nationwide Retirement Solutions,    Alabama                            Market and administer deferred compensation plans for
Inc. of Alabama                                                        public employees

Nationwide Retirement Solutions,    Arizona                            Market and administer deferred compensation plans for
Inc. of Arizona                                                        public employees

Nationwide Retirement Solutions,    Arkansas                           Market and administer deferred compensation plans for
Inc. of Arkansas                                                       public employees

Nationwide Retirement Solutions,    Montana                            Market and administer deferred compensation plans for
Inc. of Montana                                                        public employees

Nationwide Retirement Solutions,    Nevada                             Market and administer deferred compensation plans for
Inc. of Nevada                                                         public employees

Nationwide Retirement Solutions,    New Mexico                         Market and administer deferred compensation plans for
Inc. of New Mexico                                                     public employees

Nationwide Retirement Solutions,    Ohio                               Market variable annuity contracts to members of the
Inc. of Ohio                                                           National Education Association in the state of Ohio

Nationwide Retirement Solutions,    Oklahoma                           Market variable annuity contracts to members of the
Inc. of Oklahoma                                                       National Education Association in the state of
                                                                       Oklahoma

Nationwide Retirement Solutions,    South Dakota                       Market and administer deferred compensation plans for
Inc. of South Dakota                                                   public employees

Nationwide Retirement Solutions,    Texas                              Market and administer deferred compensation plans for
Inc. of Texas                                                          public employees

---------------------------------------------------------------------------------------------------------------------------
       COMPANY                       STATE/COUNTRY       NO. VOTING                     PRINCIPAL BUSINESS
                                    OF ORGANIZATION      SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,    Wyoming                            Market variable annuity contracts to members of the
Inc. of Wyoming                                                        National Education Association in the state of Wyoming

Nationwide Retirement Solutions     Massachusetts                      Market and administer deferred compensation plans for
Insurance Agency Inc.                                                  public employees

Nationwide Seguradora S.A.          Brazil                             Engage in elementary, health and life insurance;
                                                                       private open pension and wealth concession plans

*Nationwide Separate Account Trust  Massachusetts                      Diversified, open-end investment company

Nationwide Services Company, LLC.   Ohio                               Single member limited liability company performing
                                                                       shared services functions for the Nationwide Insurance
                                                                       Enterprise

Nationwide Towarzstwo Ubezieczen    Poland                             Life insurance and pension products in Poland
na Zycie SA

Nationwide Trust Company, FSB       United States                      Federal savings bank chartered by the Office of Thrift
                                                                       Supervision in U.S. Department of Treasury to exercise
                                                                       custody and fiduciary powers

Nationwide UK Asset Management      United Kingdom                     Holding company
Holdings, Ltd.

Nationwide UK Holding Company,      United Kingdom                     Holding company
Ltd.

Neckura Holding Company             Germany                            Administrative services for Neckura Insurance Group

Neckura Insurance Company           Germany                            Insurance company

Neckura Life Insurance Company      Germany                            Life and health insurance company

Nevada Independent Companies-       Nevada                             Workers' compensation administrative services to
Construction                                                           Nevada employers in the construction industry

Nevada Independent Companies-       Nevada                             Workers' compensation administrative services to
Health and Nonprofit                                                   Nevada employers in health and nonprofit industries

Nevada Independent Companies-       Nevada                             Workers' compensation administrative services to
Hospitality and Entertainment                                          Nevada employers in the hospitality and entertainment
                                                                       industries

Nevada Independent Companies-       Nevada                             Workers' compensation administrative services to
Manufacturing, Transportation and                                      Nevada employers in the manufacturing, transportation
Distribution                                                           and distribution industries

---------------------------------------------------------------------------------------------------------------------------
       COMPANY                       STATE/COUNTRY       NO. VOTING                     PRINCIPAL BUSINESS
                                    OF ORGANIZATION      SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.              Delaware                           Holding company for Nationwide Financial Services,
                                                                       Inc. distribution companies

NGH Luxembourg, S.A                 Luxembourg                         Acts primarily as holding company for Nationwide
                                                                       Global Holdings, Inc. European operations

NGH Netherlands, B.V.               The Netherlands                    Holding company for other overseas companies

NGH UK, Ltd.                        United Kingdom                     Assists Nationwide Global Holdings, Inc. with European
                                                                       operations and marketing

Northpointe Capital LLC             Delaware                           Limited liability company for investments

PanEuroLife                         Luxembourg                         Life insurance company providing individual life
                                                                       insurance primarily in the UK, Belgium and France

Pension Associates, Inc.            Wisconsin                          Pension plan administration and record keeping
                                                                       services

Portland Investment Services, Inc.  Oregon                             NASD registered broker-dealer

Premier Agency, Inc.                Iowa                               Insurance agency

Riverview Agency, Inc.              Texas                              Has a pending application to become a licensed
                                                                       insurance agency with the Texas Department of
                                                                       Insurance

Scottsdale Indemnity Company        Ohio                               Insurance company

Scottsdale Insurance Company        Ohio                               Insurance company

Scottsdale Surplus Lines Insurance  Arizona                            Provides excess and surplus lines insurance coverage
Company                                                                on a non-admitted basis

Siam-Ar-Na-Khet Company Limited     Thailand                           Holding company

Sun Direct Versicherungs-           Germany                            Writes direct auto insurance
Atiengesclischaft

SVM Sales GmbH, Neckura Insurance   Germany                            Recruits and supervises external sales partners who
Group                                                                  obtain new business for the Neckura Group as well as
                                                                       to offer financial services

Thai Prasit Nationwide Limited      Thailand                           Holding company

Union Bond & Trust Company          Oregon                             Oregon state bank with trust powers

Vertboise, SA                       Luxembourg                         Real property holding company

Vicpic Ltd.                         England/Wales                      Inactive

---------------------------------------------------------------------------------------------------------------------------
       COMPANY                       STATE/COUNTRY       NO. VOTING                     PRINCIPAL BUSINESS
                                    OF ORGANIZATION      SECURITIES
                                                       (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.             Delaware                           Holding company

Villanova Distribution Services,    Iowa                               Broker-dealer
Inc.

Villanova Global Asset Management   Delaware                           Holding company for Gartmore Group and a registered
Trust                                                                  investment advisor

Villanova Mutual Fund Capital       Delaware                           Trust designed to act as a registered investment
Trust                                                                  advisor

Villanova SA Capital Trust          Delaware                           Trust designed to act as a registered investment
                                                                       advisor

Villanova Securities, LLC           Delaware                           Provides brokerage services for block mutual fund
                                                                       trading for both affiliated and non-affiliated
                                                                       investment advisors and performs block mutual fund
                                                                       trading directly with fund companies

Western Heritage Insurance Company  Arizona                            Underwrites excess and surplus lines of property
                                                                       and casualty insurance

---------------------------------------------------------------------------------------------------------------
           COMPANY                     STATE/COUNTRY      NO. VOTING                    PRINCIPAL BUSINESS
                                      OF ORGANIZATION     SECURITIES
                                                        (SEE ATTACHED
                                                        CHART) UNLESS
                                                          OTHERWISE
                                                          INDICATED
---------------------------------------------------------------------------------------------------------------
*  MFS Variable Account                    Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        Separate Account

*  Nationwide Multi-Flex  Variable         Ohio         Nationwide Life      Issuer of Annuity Contracts
   Account                                              Separate Account

*  Nationwide VA Separate Account-A        Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        and Annuity
                                                        Separate Account

*  Nationwide VA Separate Account-B        Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        and Annuity
                                                        Separate Account

*  Nationwide VA Separate Account-C        Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        and Annuity
                                                        Separate Account

*  Nationwide VA Separate Account-D        Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        and Annuity
                                                        Separate Account

*  Nationwide Variable Account             Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        Separate Account

*  Nationwide Variable Account-II          Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        Separate Account

*  Nationwide Variable Account-3           Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        Separate Account

*  Nationwide Variable Account-4           Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        Separate Account

*  Nationwide Variable Account-5           Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        Separate Account

*  Nationwide Variable Account-6           Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        Separate Account

*  Nationwide Fidelity Advisor             Ohio         Nationwide Life      Issuer of Annuity Contracts
   Variable Account                                     Separate Account

*  Nationwide Variable Account-8           Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        Separate Account

*  Nationwide Variable Account-9           Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        Separate Account

*  Nationwide Variable Account-10          Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        Separate Account

   Nationwide Variable Account-11          Ohio         Nationwide Life      Issuer of Annuity Contracts
                                                        Separate Account

*  Nationwide VL Separate Account-A        Ohio         Nationwide Life      Issuer of Life Insurance Policies
                                                        and Annuity
                                                        Separate Account

   Nationwide VL Separate Account-B        Ohio         Nationwide Life      Issuer of Life Insurance Policies
                                                        and Annuity
                                                        Separate Account

*  Nationwide VL Separate Account-C        Ohio         Nationwide Life      Issuer of Life Insurance Policies
                                                        and Annuity
                                                        Separate Account

*  Nationwide VL Separate Account-D        Ohio         Nationwide Life      Issuer of Life Insurance Policies
                                                        and Annuity
                                                        Separate Account

---------------------------------------------------------------------------------------------------------------
           COMPANY                     STATE/COUNTRY      NO. VOTING                    PRINCIPAL BUSINESS
                                      OF ORGANIZATION     SECURITIES
                                                        (SEE ATTACHED
                                                        CHART) UNLESS
                                                          OTHERWISE
                                                          INDICATED
---------------------------------------------------------------------------------------------------------------
*  Nationwide VLI Separate Account         Ohio         Nationwide Life      Issuer of Life Insurance Policies
                                                        Separate Account

*  Nationwide VLI Separate Account-2       Ohio         Nationwide Life      Issuer of Life Insurance Policies
                                                        Separate Account

*  Nationwide VLI Separate Account-3       Ohio         Nationwide Life      Issuer of Life Insurance Policies
                                                        Separate Account

*  Nationwide VLI Separate Account-4       Ohio         Nationwide Life      Issuer of Life Insurance Policies
                                                        Separate Account

*  Nationwide VLI Separate Account-5       Ohio         Nationwide Life      Issuer of Life Insurance Policies
                                                        Separate Account

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|99.99%       $25,112,422 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            ---------------|----------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,225,738,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    112,087,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16%         $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2000

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $58,070,003  |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
      |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
      |                           |      |------------               | |      |                     |
      | NW Life-97.6%             |      |                           | |      |                     |
      | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
      -----------------------------      ----------------------------- |      -----------------------
                                         ----------------------------- |
                                         |   NATIONWIDE FINANCIAL    | |
                                         | INSTITUTION DISTRIBUTORS  | |
                                         |        AGENCY, INC.       | |
                                         |       OF NEW MEXICO       |--
                                         |                           |
                                         |Common Stock: 100 Shares   |
                                         |------------               |
                                         |                           |
                                         |NFIDAI-100%                |
                                         -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,225,738,093 |
                                                  |FIRE            649,510    112,087,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   VILLANOVA FINANCIAL    |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |    GROUP, INC. (VFGI)    |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |                                 |                                                  .            |
                               |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |  |--
|                         |        |              Cost        |  |  |                        |     |                          |  |
|                         |        |              ----        |  |  |                        |     |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |     |VFG1-100%                 |  |
---------------------------        ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |     |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |     |------------- Shares      |  |
                                   |              Cost        |     |                        |     |              Cost        |  |
                                   |              ----        |     |                        |     |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------     ----------------------------  |
                                                                                                                                 |
                                                                                                   ----------------------------  |
                                                                                                   |         MORLEY &         |  |
                                                                                                   |     ASSOCIATES, INC.     |  |
                                                                                                   |                          |  |
                                                                                                   |Common Stock: 3,500       |--|
                                                                                                   |------------- Shares      |
                                                                                                   |              Cost        |
                                                                                                   |              ----        |
                                                                                                   |Morley-100%   $1,000      |
                                                                                                   ----------------------------

                                                                                                                            (Right)
















------------------------|------------------------------|--------------------------------------|
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $506,434,210 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                                  |   ----------------------------
         ------------------------------ | |------------------------------    |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             |    |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          |    |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          |    |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    |    |   |-------------             |
    |    |                            | | |                             |    |   |               Cost       |
    |    |                            | | |                             |    |   |               ----       |
    |    |                            | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |                                   --|                             |    |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 |        |------------              |
    |    |        CAPITAL LLC         | | |               Cost          |        |               Cost       |
    |    |                            | | |               ----          |        |               ----       |
    |....|                            | | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
         |                            | | -------------------------------        ----------------------------
         |                            | |
         |                            | | -------------------------------
         |VILLANOVA CAPITAL, INC.-65% | | |      GATES MCDONALD &       |
         ------------------------------ | |     COMPANY OF NEVADA       |
                                        --|                             |
         ------------------------------ | |Common Stock:  40 Shares     |
         |     EXCALIBER FUNDING      | | |------------                 |
         |        CORPORATION         | | |               Cost          |
---------|Common Stock: 1,000 Shares  | | |               ----          |
         |-------------               | | |Gates-100%     $93,750       |
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
         ------------------------------ | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |     UNION BOND & TRUST     | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         |           COMPANY          |   |                             |       Limited Liability Company -- Dotted Line
         |                            |   |Common Stock:  1,000 Shares  |
---------|Common Stock:  2,000 Shares |   |------------                 |
         |------------                |   |                             |
         |               Cost         |   |Gates-100%                   |       December 31, 2000
         |               ----         |   -------------------------------
         |Morley-100%    $50,000      |
         ------------------------------
                                                                                                                    Page 2

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |       MARENWOOD, LTD. (FKA)     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |      GARTMORE FUND MANAGERS     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |----|          (FAR EAST) LTD.        |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GISL - 50%                      |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GNL - 50%                       |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE FUND MANAGERS     |   |   |    GARTMORE INVESTMENT MGMT.    |
      |       HOLDINGS PLC           |  |    |    |       INTERNATIONAL LIMITED     |   |   |  (CHANNEL ISLAND) LTD. (GIMCIL) |
      |          (AMH)               |  |    |    |              (GFMI)             |   |   |  (FKA) NATWEST INVESTMENT MGMT. |
      |                              |  |    |----|                                 |   |---|      CHANNEL ISLANDS LIMITED    |
      |                              |  |         | GISL - 99.99%                   |   |   | FTL - 99.99%                    |
      | NUKHCL - 100%                |  |         | GSL - .01%                      |   |   | Corp Share Ltd. - .01%          |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
                      |                 |                          |                    |
                      |                 |                          |                    |
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |    GARTMORE INVESTMENT       |  |         |        GARTMORE NOMINEES        |   |   |    GARTMORE SECURITIES LTD.     |
      |       MANAGEMENT PLC         |  |         |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (GIM)               |  |         |                                 |   |   |                                 |
      |                              |--|         | GFMI - 94%                      |   |---|                                 |
      | AMH - 99.99%                 |            | GSL - 3%                        |       | GIM - 99.99%                    |
      | GNL - .01%                   |            | GIM - 3%                        |       | GNL - .01%                      |
      --------------------------------            -----------------------------------       -----------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,225,738,093 |
                                           | FIRE         649,510      112,087,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $506,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    GARTMORE SCOTLAND LTD.    |
                |       |           (GIL)              |        |       |           (GSCL)             |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GNL - 50%                    |        |       | GNL - .01%                   |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 98.46%                 |        |       | GIM - 50%                    |
                |       | GIM - 1.54%                  |        |       | GSCL - 50%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSCL - .01%                  |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSCL - 1%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSCL - 50%                   |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 | ------------------------ | ----------------|----------------   ---------------------------------
 | |      VICPIC LTD.     | | |       PIONEER NATIONWIDE      |   |      NGH LUXEMBOURG S.A.      |
 | |                      | | |            SP. ZO.O.          |   |            (LUX SA)           |
 | |                      | | |                               |   |                               |
 |-|                      | | |                               | |-|Common Stock:    5,894 Shares  |
 | |                      | | | Common Stock: 40,950 Shares   | | |------------                   |
 | |                      | | | ------------                  | | |                 Cost          |
 | | GIM - 99.99%         | | |                               | | |                 -----         |
 | | GSCL - .01%          | | | NGH - 70%                     | | |BRANCH-99.98%      115,470,723 |
 | |                      | | |                               | | |                   EURO        |
 | ------------------------ | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 | ------------------------ | --------------------------------- | ---------------------------------
 | | GARTMORE EUROPE LTD. | | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 | |                      | | |      COMPANY LTD. (SIAM)      | | |                               |
 |-|                      | |.|                               | |-|                               |
 | | GIM - 50%            |   |                               | | |                               |
 | | GSL - 50%            |   | NGH - 48.99%                  | | | LUX SA - 100%                 |
 | ------------------------   ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   |                      |   | PEL - 99.99%                  |                                      |                             |
   | GUS - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies-- Solid Line
                                                                                        Contractual Association-- Double Line
                                                                                        Limited Liability Company-- Dotted Line

                                                                                        December 31, 2000                    Page 3

Item 27. NUMBER OF CONTRACT OWNERS


         The number of contract Owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 5,136 and 1,485, respectively.


Item 28. INDEMNIFICATION
         Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER

         (a) Clarendon Insurance Agency, Inc. acts as general distributor for the MFS Variable Account, a separate account of Nationwide, and for certain Sun Life (US) and Sun Life (N.Y.) Annuity Contracts.

         (b)                CLARENDON INSURANCE AGENCY, INC.
                                 OFFICERS AND DIRECTORS

                                                        POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS                        WITH UNDERWRITER

         Anne M. Georges                               President and Director
         500 Boylston Street
         Boston, MA  02116

         James A. McNulty, III                                Director
         500 Boylston Street
         Boston, MA  02116

         Davey Scoon                                   Director and Treasurer
         500 Boylston Street
         Boston, MA  02116

         (b)                CLARENDON INSURANCE AGENCY, INC.
                           OFFICERS AND DIRECTORS (CONTINUED)

                                                        POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS                        WITH UNDERWRITER

         James M.A. Anderson                                  Director
         500 Boylston Street
         Boston, MA  02116

         Ronald J. Fernades                                   Director
         500 Boylston Street
         Boston, MA  02116

         Maura A. Murphy                                 Secretary and Clerk
         500 Boylston Street
         Boston, MA  02116

         Roy P. Creedon                                 Assistant Secretary
         500 Boylston Street                             and Assistant Clerk
         Boston, MA  02116

         Donald E. Kaufman                                 Vice President
         500 Boylston Street
         Boston, MA  02116

         Brian Krivitsky                                   Vice President
         500 Boylston Street
         Boston, MA  02116

         Laurie Lennox                                     Vice President
         500 Boylston Street
         Boston, MA  02116

         Peter A. Marion                                     Tax Officer
         500 Boylston Street
         Boston, MA  02116

         Cynthia M. Orcutt                                 Vice President
         500 Boylston Street
         Boston, MA  02116

         (c) NAME OF     NET UNDERWRITING   COMPENSATION ON
            PRINCIPAL     DISCOUNTS AND      REDEMPTION OR    BROKERAGE
           UNDERWRITER     COMMISSIONS       ANNUITIZATION   COMMISSIONS   COMPENSATION
            Clarendon          N/A                N/A            N/A           N/A
            Insurance
             Agency,
              Inc.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

         John Davis
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH  43215

Item 31. MANAGEMENT SERVICES

         Not Applicable

Item 32. UNDERTAKINGS

         The Registrant hereby undertakes to:

         (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

         The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28,
         1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

         Nationwide represents that the fees and the charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of MFS Variable Account:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP




Columbus, Ohio
April 26, 2001

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, MFS VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment-27 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of April, 2001.


                                               MFS VARIABLE ACCOUNT
                                      -------------------------------------
                                                   (Registrant)

                                        NATIONWIDE LIFE INSURANCE COMPANY
                                      -------------------------------------
                                                   (Depositor)

                                            By /s/STEVEN SAVINI, ESQ.
                                      -------------------------------------
                                               Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 26th day of April, 2001.


    SIGNATURE                         TITLE


LEWIS J. ALPHIN                      Director
-----------------------
Lewis J. Alphin

A. I. BELL                           Director
-----------------------
A. I. Bell

YVONNE M. CURL                       Director
-----------------------
Yvonne M. Curl

KENNETH D. DAVIS                     Director
-----------------------
Kenneth D. Davis

KEITH W. ECKEL                       Director
-----------------------
Keith W. Eckel

WILLARD J. ENGEL                     Director
-----------------------
Willard J. Engel

FRED C. FINNEY                       Director
-----------------------
Fred C. Finney

JOSEPH J. GASPER           President and Chief Operating
-----------------------        Officer and Director
Joseph J. Gasper

WilliAM G. JURGENSEN       Chief Executive Officer and
-----------------------              Director
William G. Jurgensen

Dimon R. MCFerson                  Chairman and
-----------------------              Director
Dimon R. McFerson

DAVID O. MILLER             Chairman of the Board and
-----------------------              Director
David O. Miller

RALPH M. PAIGE                       Director
-----------------------
Ralph M. Paige

JAMES F. PATTERSON                   Director
-----------------------
James F. Patterson

ARDEN L. SHISLER                     Director            By : /s/ STEVEN SAVINI
-----------------------                                 ------------------------
Arden L. Shisler                                             Steven Savini
                                                            Attorney-in-Fact
ROBERT L. STEWART                    Director
-----------------------
Robert L. Stewart